Registration Nos. 33-82998; 811-8706


                 SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON D.C. 20549

                              FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  |X|

                     Pre-Effective Amendment No.                |_|


                   Post Effective Amendment No. 4               |X|


                                 and

                  REGISTRATION STATEMENT UNDER THE              |X|
                   INVESTMENT COMPANY ACT OF 1940


                           Amendment No. 5                      |X|
                  (Check appropriate box or boxes)


                 ANCHOR RESOURCE AND COMMODITY TRUST
         (Exact Name of Registrant as Specified in Charter)


                    579 Pleasant Street, Suite 4
                            Paxton, MA 01612
 Registrant's Telephone Number, including Area Code: (508) 831-1171


        It is proposed that this filing will become effective
                       (Check appropriate box)

|X| immediately upon filing pursuant to Paragraph (b) of Rule 485 |_| on ___________________ pursuant to Paragraph (b) |_| 60 days after filing pursuant to Paragraph (a)(1) |_| on ________ oursuant to Paragraph (a)(1) |_| 75 days after filing pursuant to Paragraph (a)(2) |_| on _______ pursuant to Paragraph
(a)(2) of Rule 485
                       Peter K. Blume, Esquire
                       Thorp Reed & Armstrong
                        One Riverfront Center
                        Pittsburgh, PA  15222


     The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Notice under Rule 24f-2 for the fiscal year ended December 31, 1997 will be filed on or before June 30, 1998


                   PAGE 1 OF 61.  EXHIBIT INDEX ON PAGE 44.

                    ANCHOR STRATEGIC ASSETS TRUST


            Cross Reference sheet Pursuant to Rule 495(a)


             Part A

           Form Item                     Cross Reference

Item 1.    Cover Page.                   Cover Page

Item 2.    Synopsis.                     Shareholder Transaction
                                         Expenses; Annual Trust
                                         Operating Expenses

Item 3.    Condensed Financial           Statement of Selected Per Share
           Information                   Data.


Item 3A    Financial Data Schedule


Item 4.    General Description of        Cover
           Registrant                    Page; About the Trust;
                                         Investment Objective and
                                         Policies; Specialized
                                         Investment Techniques and
                                         Related Risks

Item 5.    Management of the Trust.

   (a)  .............................    Management -- Trustees

   (b)  .............................    Manager -- Investment
                                         Adviser

   (c)  .............................    Not Applicable

   (d)  .............................    Miscellaneous Information
                                         -- Custodian, Transfer
                                         Agent and Dividend Paying
                                         Agent

   (e)  .............................    Management -- Expenses

   (f)  .............................    Management -- Brokerage

Item 5A   Management's Discussion of Fund Performance

Item 6.   Capital Stock and Other Securities.

   (a)  .............................    About the Trust;
                                         Miscellaneous Information

   (b)  .............................    Not Applicable

   (c)  .............................    Not Applicable

   (d)  .............................    Not Applicable

   (e)  .............................    How to Purchase Shares;
                                         Other Information
        .............................    -- Shareholder Inquiries

   (f)  .............................    About the Trust; Services
                                         for Shareholders --
                                         Dividends and
                                         Distributions; Taxes

Item 7.  Purchase of Securities Being Offered.

   (a)  .............................    How to Purchase Shares

   (b)  .............................    Determination of Net
                                         Asset Value

   (c)  .............................    How to Purchase Shares

   (d)  .............................    How to Purchase Shares

   (e)  .............................    Distribution of Shares

Item 8.  Redemption or Repurchase.       Redemption and
                                         Repurchase of Shares

Item 9.  Pending Legal Proceedings.      Not Applicable
                                         Statement of Additional
                 Part B.........         Information Cross Reference

                      Form Item

Item 10. Cover Page........              Cover Page

Item 11. Table of Contents.              Table of Contents

Item 12. General Information and         Not Applicable
         History.

Item 13. Investment Objectives
         and Policies                    Investment Objectives and
                                         Policies; Specialized
                                         Investment Techniques and
                                         Related Risks

Item 14. Management of the Fund.         Management --
                                         Officers and Trustees

Item 15. Control Persons and Principal
         Holders of Securities.

   (a)  .............................    Management

   (b)  .............................    Management

   (c)  .............................    Management -- Officers
                                         and Trustees

Item 16.           Investment Advisory and Other Services.

    (a), (b).........................     Management -- Investment
                                         Advisory Contract

    (c),(d),(e)......................    Not Applicable

    (f)  .............................   Distribution of Shares

    (g)  .............................   Not Applicable

    (h)  .............................   Miscellaneous Information

    (i)  .............................   Not Applicable

Item 17.  Brokerage Allocation.          Portfolio Security
                                         Transactions

Item 18. Capital Stock and Other
         Securities                      About the Trust

Item 19. Purchase Redemption and Pricing of Securities Being Offered.

     (a),(b)........................     How to Purchase Shares;
                                         Determination of Net
                                         Asset Value

   (c)  .............................    Not Applicable

Item 20. Tax Status........              Taxes

Item 21. Underwriters......              Distribution of Shares;
                                         How to Purchase Shares;
                                         Management

Item 22. Calculation of Performance      Not Applicable
         Data

Item 23. Financial Statements.           Financial Statements


                      Part C.........    Other Information

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                    ANCHOR RESOURCE AND COMMODITY TRUST

                                PROSPECTUS

                             Dated May 1, 1998

                 Anchor Investment Management Corporation
                            Investment Adviser
                       579 Pleasant Street, Suite 4
                        Paxton, Massachusetts 01612

      Anchor Resource & Commodity Trust (the "Trust") is a diversified open-end management investment company. While originally organized as an unincorporated business trust in October, 1989, the Trust did not commence operations until January 12, 1995. Its investments and affairs are managed, subject to the supervision of its Trustees, by Anchor Investment Management Corporation, a Massachusetts corporation (the "Investment Adviser"). The address of the Trust is 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612, and its telephone number is (508) 831-1171.



      The primary investment objective of the Trust is long-term growth of capital and the protection of the purchasing power of its shareholders' capital. The Trust seeks to achieve its investment objective by investing in equity securities of domestic and foreign companies that have substantial natural resource assets or that engage in natural resource or energy-related activities. As a secondary investment objective, the Trust will seek to generate current income consistent with the preservation of shareholders' purchasing power. See "Investment Objectives and Policies" herein.



      Anchor Resource and Commodity Trust is intended for investors who are willing to accept the risks of investments in natural resource companies. The Trust's investments in equity securities of natural resource companies involve certain risks not assumed by certain other investment companies that do not emphasize investments in particular industries or markets. See "Risk Factors and Other Investor Considerations" herein.



            The Trust has adopted, but not implemented, a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, providing for compensation to the Trust's Distributor in respect of sales of Trust shares in the maximum amount of 5% of the sale price (currently limited to .75 of 1% of the average daily net assets for any fiscal year) and in addition may impose a related contingent deferred sales charge, commencing at 4% in the first calendar year and declining thereafter, in connection with redemptions or repurchases made within four calendar years of purchase of the shares redeemed or repurchased. The Distribution Plan has not been made effective pending review and approval of the Plan by the Trust's shareholders. See "Distribution of Shares" herein and in the Statement of Additional Information.



      No  assurance   can  be  given  that  the  Trust's   investment
                        objectives will be achieved.



            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE
                       ACCURACY OR ADEQUACY OF THIS
   PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

---------------------------------------------------------------------------
      This Prospectus sets forth certain information about the Trust which investors should know before investing, and it should be retained for future reference. Additional facts about the Trust are contained in a Statement of Additional Information dated May 1, 1998 which has been filed with the Securities and Exchange Commission. The Statement and the Trust's Annual Report for 1997 are available without charge by calling or by writing the Trust at the above telephone number or address. The Statement of Additional Information is incorporated by reference in this Prospectus.
---------------------------------------------------------------------------

                 TABLE OF TRUST FEES AND EXPENSES
                SHAREHOLDER TRANSACTION EXPENSES:
           Maximum Sales Load Imposed on Purchase ..     None
           Maximum  Deferred  Sales Load (as a percentage
           of original purchase price) (Note 1)
                   Year of Purchase.................     4.00%
                   Second Year......................     3.00%
                   Third Year.......................     2.00%
                   Fourth Year......................     1.00%
           Maximum Sales Load Imposed on Reinvested
           Dividends................................     None
           Redemption Fees..........................     None
           Exchange Fees............................     None


                    ANNUAL TRUST OPERATING EXPENSES:
      (as a percentage of average net assets) (Notes 2 & 3)

           Management Fees..........................     .75%
           12b-1 Fees...............................     None
           Other Expenses...........................     0.38%
           Total Trust Operating Expenses...........     1.13%


  EXAMPLE:

                                         1 Year  3 Years 5 Years 10 Years
  You   would   pay   the    following
expenses   on  a   $1,000   investment
assuming (1) 5% annual  return and (2)
redemption  at the  end of  each  time
period:                                   $52     $56     $62    $137
  You   would   pay   the    following
expenses   on  the  same   investment,
assuming no redemption:                   $12     $56     $62    $137

   THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear, directly or indirectly. This information should be read in conjunction with the Trust's Annual Report, which contains a more complete description of the various costs and expenses and is incorporated by reference in this Prospectus.

  Note 1. A contingent deferred sales charge may be imposed upon certain redemptions of shares purchased after inception of the Trust's Distribution
Plan. See "Contingent Deferred Sales Charge" herein. The rustees do not currently impose the charge, and will not do so without shareholders' approval of the Plan.

  Note 2. "Other Expenses" are estimated based on the current operating expenses of other similar funds under management by the Investment Adviser. Also it should be noted that the amount of the Trust's operating expenses as a percentage of the Trust's average net assets is typically higher during the first year of the Trust's operations as indicated above.

  Note 3. The Trustees have set an aggregate limit on the amount of 12b-1 payments equal to .75 of 1% of the Trust's average daily assets for any fiscal year. The Trustees do not currently impose the charge, since the Plan is not in effect.

                      TABLE OF CONTENTS

TABLE OF TRUST FEES AND EXPENSES..................................2

ANNUAL TRUST OPERATING EXPENSES...................................2

CONDENSED FINANCIAL INFORMATION & SELECTED PER SHARE DATA
AND RATIOS........................................................4

   Financial Highlights...........................................4

ABOUT THE TRUST...................................................5

INVESTMENT OBJECTIVES AND POLICIES................................5

   Investment Strategy............................................6

   Specialized Investment Techniques and Related Risks............8

   Lending of Portfolio Securities................................8

   Repurchase Agreements..........................................8

   Portfolio Turnover.............................................9

   Investment Restrictions........................................9

RISK FACTORS AND OTHER INVESTOR CONSIDERATIONS....................9

MANAGEMENT.......................................................11

   Trustees......................................................11

   Investment Adviser............................................11

   Expenses......................................................11

   Brokerage.....................................................11

   Management Discussion of Fund Performance.....................12

HOW TO PURCHASE SHARES...........................................13

DISTRIBUTION OF SHARES...........................................13

   Contingent Deferred Sales Charge..............................13

HOW TO EXCHANGE SECURITIES FOR TRUST SHARES......................14

REDEMPTION AND REPURCHASE OF SHARES..............................15

DETERMINATION OF NET ASSET VALUE.................................16

SERVICES FOR SHAREHOLDERS........................................16

   Open Accounts.................................................16

   Invest-By-Mail................................................16

DIVIDENDS AND DISTRIBUTIONS......................................17

TAXES............................................................17

MISCELLANEOUS INFORMATION........................................18

   Custodian, Transfer Agent and Dividend-Paying Agent...........18

   Shareholder Inquiries.........................................18

APPLICATION FORM.................................................19

 CONDENSED FINANCIAL INFORMATION AND SELECTED PER SHARE DATA AND RATIOS
  (for a share outstanding throughout each period ended December 31,)

  The following information for the four years ended December 31, 1997 has been examined by Livingston & Haynes, P.C., independent accountants, and should be read in conjunction with their report and the financial statements and notes appearing in the Trust's Annual Report which are incorporated by reference in this Prospectus.


                             Financial Highlights

                             Year Ended December 31,

                          1997      1996      1995      1994

Net Asset Value,
Beginning of period.... $ 10.45    $ 9.31    $ 9.19    $ 11.17
Investment income......   0.22      0.15     $ 0.89    $ 0.22
Net investment loss....   0.09      0.06      0.57     (1.98)
Net realized and
 unrealized gain
 (loss)on investments..  (0.71)     1.08      0.13       --
Total from Investment
 Operations............. (0.62)     1.14      0.70     (1.98)

Distributions to
shareholders:

From net investment
 income ...............    --        --      (0.58)      --
From net realized gain
on investments.........    --        --        --        --
Total Distributions....    --        --      (0.58)      --
Net Asset Value, End
 of period.............  $ 9.83   $ 10.45    $ 9.31    $ 9.19
Total Return........... (5.93%)    12.24%    7.63%    (17.74%)

Ratios/Supplemental
Data...................

Net Assets, End of
Period................. 10,694,640  11,571,935  7,285,010   110,292

Ratio of expenses to
 average net assets.....  1.13%     1.10%     1.11%     20.12%
Ratio of net
 investment income to
 average net assets.....  0.89%     0.85%     2.01%    (18.13)%
Portfolio turnover......  0.09      0.20      0.33       --
Average Commission
 Rate Paid.............   0.0575    0.0752    0.0374      --

Per share data and
ratios assuming no
waiver of advisory
fees:

Net investment loss....                                 $ (2.06)
Ratio of expenses to
 average net assets.....                                  20.87%
Ratio of net
 investment loss to
 average net assets.....                                 (18.88%)


  * Includes balancing effect of calculating per share amounts.

  Note 1. All per share numbers give retroactive effect to stock dividends.

  Note 2. Investment income, operating expenses and net income (loss) per share are computed based on the weighted average shares outstanding throughout fiscal periods.

                         ABOUT THE TRUST


 ......The  Anchor  Resource  and  Commodity  Trust  is  a  diversified  open-end management investment company established as an unincorporated business trust under the laws of Massachusetts by a Declaration of Trust dated October 2, 1989. The Trustees first amended the Declaration of Trust in August, 1990 to change the name of the Trust from Meeschaert Equity Plus Trust to Anchor Equity Plus Trust, and subsequently amended the Declaration of Trust in August 1994 to change the Trust's name to Anchor Resource and Commodity Trust. The Trust first commenced operations on January 12, 1995.

   ...The capitalization of the Trust consists of an unlimited number of shares of beneficial interest, without par value, designated "Common Shares," which participate equally in dividends and distributions. Issued shares are fully paid and non-assessable and transferable on the books of the Trust. The shares have no preemptive rights. The shares each have one vote and proportionate liquidation rights.

 ......The  Trust normally will not hold annual meetings of shareholders to elect
Trustees. If less than a majority of the Trustees holding office have been elected by shareholders, a meeting of shareholders will be called to elect Trustees. The Trust will, if requested by shareholders of at least ten percent of the Trust's outstanding shares, call a meeting for the purpose of voting on the removal of a Trustee or Trustees. Under the Declaration of Trust and the Investment Company Act of 1940, the record holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person  or by  proxy  at a  meeting  called  for  the  purpose  or by a  written
declaration   filed  with  the  Trust's   custodian  bank.  In  connection  with
shareholder rights to remove Trustees, the Trust will provide shareholders with certain assistance in communicating with other shareholders. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees.

 ......Under  Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the assets of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or her liability as a shareholder of the Trust is limited to circumstances in which the Trust itself would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.


                  INVESTMENT OBJECTIVES AND POLICIES

 ......The  primary  investment  objective  of the Trust is to achieve  long-term growth of capital and to protect the purchasing power of its shareholders' capital by investing in equity securities of domestic and foreign companies having substantial natural resource assets or that engage in natural resource or
energy-related   activities.   Protection  of  the   purchasing   power  of  its
shareholders'   capital  means  that  the  Trust  seeks  to  protect   generally
shareholders' invested capital against erosion of the value of the U.S. dollar through inflation. This objective is fundamental and may not be changed without shareholder approval. As a secondary investment objective, the Trust will seek to generate current income consistent with the preservation of shareholders' purchasing power. The Trust will endeavor to achieve its objectives by anticipating inflationary and deflationary economic cycles and investing the Trust's assets as set forth under the "Investment Strategy" below. There can, of course, be no guarantee that the Trust's investment objectives will be achieved, due to the uncertainty inherent in all investments.

 ......Since the values of the portfolio  securities of the Trust,  and therefore the net asset value per share, will fluctuate with general economic and market conditions, the net asset value per share at the time an investor's shares are redeemed may be more or less than the value at the time of purchase.

 ......Because  of its  emphasis on one  industrial  sector,  the Trust should be considered as one aspect of a diversified portfolio and should not be considered as a complete investment program.


  Investment Strategy
      I. Under normal circumstances, the Trust will pursue its primary investment objectives by investing at least 65% of its total assets in equity securities of domestic and foreign companies with substantial natural resource assets, natural resource or energy related activities, or that provide equipment or services primarily devoted to the natural resource or energy-related activities of such companies.

      Natural resource assets consist of precious metals (e.g., gold, silver, and platinum), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium, and titanium), hydrocarbons (e.g., coal, oil, and natural gas), timberland, developed and undeveloped real property and agricultural commodities.

      The Investment Adviser will identify companies that, in its opinion, have substantial holdings of resource assets so that when compared to the company's capitalization, revenues, or operating profits, such assets are of enough magnitude that changes in the assets' economic value will affect the market of the company. The Trust will consider a company to be a Natural Resource Company if, at the time the Trust acquires its securities, at least 50% of the company's assets, capitalization, gross revenues or operating profits in the most recent or current fiscal year are: (1) involved in or result from (directly or indirectly through subsidiaries) exploring, mining, refining, processing, transporting, fabricating, dealing in or owning resource assets; or (2) are involved in or result from energy-related activities directly or indirectly through subsidiaries.

      Energy-related activities consist of those activities which relate to the development and use of energy sources, such as:

      1. the generation of power from hydroelectric, geothermal, tidal, or other naturally occurring sources, or from natural resource manufacturing by-products or refuse;

      2.     the development of synthetic fuels;

      3. transportation of energy producing sources such as coal, oil, electricity, or nuclear fuels;

      4.  the   development  and  application  of  techniques  and
devices for conservation or efficient use of energy; and,

      5.   the   control   of   pollution    related   to   energy
industries and waste disposal.

      Generally, a company will be considered to provide equipment or services to such Natural Resource Companies if at least 50% of the company's assets are invested in such Natural Resource Companies, or at least 50% of its income is derived from providing equipment or services to such Natural Resource Companies. Examples of this kind of company are:

      1.     manufacturers of mining or earth moving equipment

      2.     providers of seismology testing services; and,

      3.  providers  of  supplies  and  maintenance   services  to
offshore drilling sites.

      The Investment Adviser believes an investment in the Trust may provide a good hedge against inflation.

      II. When, based on an analysis of numerous economic and monetary factors, including a declining rate of change in the CPI, declining interest rates, and/or an increase in the value of the U.S. dollar, the Investment Adviser expects a deflationary cycle, the Trust will invest up to 90% of its total assets in U.S. or foreign government and government agency fixed-income securities of sufficient maturities to realize its objective of long-term capital appreciation. During such periods, the Trust will hold the balance of its assets in short-term government securities, either U.S. or foreign denominated. Investment in U.S. and other government securities in anticipation of deflationary periods is intended to preserve capital, while providing a relatively secure income, and to provide an opportunity for capital appreciation if interest rates decline in such deflationary periods.

      III. If, in the opinion of the Investment Adviser, there are periods when there is a very small rate of change in the Consumer Price Index, and other leading economic indicators, such as interest rates and the value of the U.S. dollar, offer no clear evidence of inflationary or deflationary trends, then, for temporary defensive purposes, the Trust may invest up to 100% of its assets in cash or cash equivalents (in U.S. dollars and foreign currencies) and high-quality short-term securities having minimum credit ratings of AAA or Aaa, including money market securities (such as certificates of deposit, commercial paper and bankers' acceptances) and repurchase agreements.

      In addition, the Trust may invest up to 100% of its assets in securities principally traded on foreign securities markets and in securities of foreign issuers that are traded on U. S. securities markets, including American Depository Receipts. The Trust may invest in securities of foreign issuers of both developed and developing countries. For a discussion of the risks associated with such investments see "Risk Factors and Other Investor Considerations" herein.

      With respect to the Trust's investments in the debt securities of foreign corporations, it is the Trust's intention to invest only in such securities which, at the time of purchase, are determined by the Investment Adviser to have a quality comparable to securities receiving investment grade ratings (BBB by Standard & Poor's Corporation or Fitch Investors Service, Inc. or Baa by Moody's Investors Service, Inc.) or higher. Securities rated BBB or Baa, although considered to be investment grade, may have speculative characteristics in that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than is the case for higher grade securities.

      Foreign securities are generally purchased on foreign exchanges, if they are listed. Other markets also exist over-the-counter. There may be less publicly available information about a foreign company than about a United States company, and foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. Brokerage commissions and other transactions costs on foreign securities exchanges are generally fixed and are higher than those in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States.

      As a diversified investment company, the Trust is subject to the following limitations as to 75% of its total assets: (a) the Trust may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government and its agencies and instrumentalities; and
(b) the Trust may not own more than 10% of the outstanding voting securities of any one issuer.

      The extent to which the Trust will be able to achieve its investment objective depends upon the Investment Adviser's ability to evaluate and develop the information it receives into a successful investment program. It should be emphasized that the Investment Adviser will not apply a rigid, mechanical determination in assessing whether the economy is in an inflationary or disinflationary environment. Rather, its determination will be the result of its subjective judgment of all factors it considers to be relevant.

      The policies set forth above are fundamental policies and may not be changed without shareholder approval.

      As a non-fundamental policy, the Trust presently does not intend to invest directly in: (a) physical commodities or in other natural resource assets or contracts related to natural resource assets; (b) option transactions involving portfolio securities and securities indices; (c) options on foreign currencies; and (d) financial futures and related options.


  Specialized Investment Techniques And Related Risks
      The Trust's  investments  are subject to the  following  two
(2) investment techniques, each of which may involve certain risks which are summarized below and discussed in the Statement of Additional Information. While in general such transactions are not limited, reference is made to "Lending of Portfolio Securities" and "Repurchase Agreements" herein for limitations applicable to those activities. There can be no assurance that the Trust will attain its investment objectives.


  Lending Of Portfolio Securities
      The Trust may seek to increase its income by lending portfolio securities in accordance with its secondary investment objective of generating current income consistent with the preservation of shareholders' purchasing power. Any such loan will be continuously secured by collateral at least equal to the market value of the security loaned. The Trust would have the right to call a loan and obtain the securities loaned at any time upon five days' notice. During the existence of a loan, the Trust would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or the interest on investment of the collateral, if any. The total value of the securities loaned at any time will not be permitted to exceed 30% of the Trust's total assets. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to U.S. domestic organizations deemed by the Trust's management to be of good standing and when, in the judgment of the Trust's management, the consideration to be earned justified the attendant risk.


  Repurchase Agreements
      A repurchase agreement is an agreement under which the Trust acquires a money market instrument (a security issued by the U.S. government or any agency thereof, a bankers' acceptance or a certificate of deposit) from a commercial bank, subject to resale to the seller at an agreed upon price and date (normally the next business day). Such an agreement is, in effect, a loan by the Trust. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Trust and is unrelated to the interest rate on the underlying instrument. The Trust will effect repurchasing agreements only with large well-capitalized banks whose deposits are insured by the Federal Deposit Insurance Corporation and which have the capital and undivided surplus of at least $200,000,000. The instrument acquired by the Trust in these transactions (including accrued interest) must have a total value in excess of the value of the repurchase agreement and will be held by the Trust's custodian bank until repurchased. The Trustees of the Trust will monitor the Trust's repurchase agreement transactions on a continuous basis and will require that the applicable collateral will be retained by the Trust's custodian bank. No more than an aggregate of 10% of the Trust's total assets, at the time of investment, will be invested in repurchase agreements maturing in more than seven days or in any other similarly illiquid security which is subject to legal or contractual restrictions on resale or which is not readily marketable. There is no limitation on the Trust's assets with respect to investments in repurchase agreements having maturities of less than seven days.

      The use of repurchase agreements involves certain risks. For example, if the seller under a repurchase agreement defaults on its obligation to repurchase the underlying instrument at a time when the value of the instrument has declined, the Trust may incur a loss upon its disposition. If the seller becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a bankruptcy court may determine that the underlying instrument is collateral for a loan by the Trust and therefore is subject to sale by the trustee in bankruptcy. Finally, it is possible that the Trust may not be able to substantiate its interest in the underlying instrument. While the Trust's Trustees acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures.


  Portfolio Turnover
      Securities will generally be purchased for possible long-term appreciation and not for short-term trading profits; however, the rate of portfolio turnover is not a limiting factor when the Investment Adviser deems changes appropriate. It is anticipated that the Trust's annual portfolio turnover rate will normally not exceed 50%. A rate of turnover of 100% could occur, for example, if the value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year (excluding short-term securities).

      A high rate of portfolio turnover involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by the Trust and thus indirectly by its shareholders. It may also result in the realization of larger amounts of short-term capital gains which are taxable to shareholders as ordinary income.


  Investment Restrictions
      The Trust has adopted certain fundamental investment restrictions which are described in detail in the Statement of Additional Information and may not be changed without shareholder approval. Among these restrictions are that the Trust may not: 1) purchase any securities if as a result such purchase would cause more than 10% of the total outstanding voting securities of the issuer to be held by the Trust; and 2) invest more than an aggregate of 10% of the Trust's total assets in repurchase agreements having maturities longer than seven days and other investments subject to legal or contractual restrictions on resale, or which are not readily marketable.

      For purposes of the above limitations: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio. In addition, the practices described above with respect to the lending of portfolio securities are fundamental policies which may not be changed without approval of the shareholders. Further information on the Trust's investment restrictions may be found in the Trust's Statement of Additional Information.


          RISK FACTORS AND OTHER INVESTOR CONSIDERATIONS


      The Trust concentrates its assets in the global natural resource industries, and thus should not be considered as a complete investment program. Under normal circumstances, the Trust will invest at least 65% of its total assets in equity securities of domestic and foreign companies with substantial natural resource assets, natural resource or energy related activities, or that provide equipment or services primarily devoted to the natural resource or energy-related activities of such companies. Because the Trust focuses on this specific investment area, the price of the Trust's shares may be more volatile than that of investment companies that do not concentrate their investments in such a manner. The value of Trust shares may be susceptible to factors affecting the natural resource industries. The value of equity securities of natural resource companies will fluctuate due to various factors including changes in the market for the particular natural resource in which the issuer is involved. Events occurring in nature, inflationary pressures and international politics can effect the overall supply and demand of a natural resource and thereby the value of the companies involved in such natural resource. In both the U.S. and foreign countries, for example, these industries may be subject to greater political, environmental and other governmental regulation than other industries.

      The nature of such regulation continues to evolve in both the U.S. and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services of natural resource companies. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may effect rates of return on such investments and the kinds of services that may be offered.

      In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Such governmental regulations may also hamper the development of new technologies, and it is impossible to predict the direction, type or effect of any future regulation.

      Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility.

      The value of the Trust's securities will fluctuate in response to stock market developments, as well as market conditions for the particular natural resource with which the issuer is involved. The price of the commodity will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. The value of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and is subject to numerous factors, including national and international politics. Further, the Trust's investments in companies are expected to be subject to irregular fluctuations in earnings, because these companies are effected by changes in the availability of money, the level of interest rates, and other factors.

      Investment on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, costs of currency conversion, currency blockage, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since the Trust may invest in securities denominated or quoted in currencies other than the U. S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments. In addition, with respect to certain foreign countries there is the possibility of expropriation and nationalization of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those countries. Interest and dividends, and possibly other amounts received by the Trust with respect to foreign investments, may be subject to withholding and other taxes at the source, depending upon the laws of the country in which the investment is made.

      The Trust's investments in foreign securities involve additional special risks for the following reasons: (1) there may be less public information available about foreign companies than is available about United States companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to United States companies; (3) foreign stock markets have less volume than the United States markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable United States companies; (4) there may be less governmental regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States; (5) the Trust may incur fees on currency exchanges when it changes investments from one country to another; (6) the Trust's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchanges controls, political or social instability, diplomatic developments or currency blockage; (7) fluctuations in foreign exchange rates will affect the value of the Trust's portfolio securities, the value of dividends and interest earned, gains and losses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; (8) payments may be withheld at the source; and (9) it may be more difficult to obtain legal judgments abroad.

      There can, of course, be no assurance that the Trust will achieve its investment objectives since there is uncertainty in every investment. Further, given the foregoing risks and those disclosed elsewhere in this Prospectus and in the Statement of Additional Information, an investment in the Trust may not be appropriate for all investors, particularly those who seek assured income.

                            MANAGEMENT

  Trustees
      Under the terms of the Declaration of Trust establishing the Trust, which is governed by the laws of the Commonwealth of Massachusetts, the Trustees of the Trust are ultimately responsible for the management of its business and affairs. The Statement of Additional Information contains background information regarding each Trustee and executive officer of the Trust.


  Investment Adviser
      The Investment Adviser, Anchor Investment Management Corporation, manages the Trust's investments and affairs, subject to the supervision of the Trust's Trustees. The principal offices of both the Trust and the Investment Adviser are located at 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612.

      For its services under its Investment Advisory Contract with the Trust (the "Investment Advisory Contract"), the Investment Adviser receives a fee, payable monthly, calculated at the rate of .75% per annum of the average daily net assets of the Trust. This fee is higher than that of most other investment companies. For the fiscal year ended December 31, 1997, the Investment Adviser received investment advisory fees of $90,466 for its services to the Trust, which represented .75% of the Trust's average net assets.

  For each of the Trust's fiscal years ended December 31, 1994, 1993, 1992, 1991 and 1990, the Investment Adviser did not receive any investment advisory fees or other compensation under the Investment Advisory Contract because the Trust had not commenced operations during any such year.

      The Investment Adviser and Meeschaert & Co., Inc., the Trust's underwriter (the "Distributor"), are affiliated through common control with Societe D'Etudes et de Gestion Financieres Meeschaert, S.A., one of France's largest privately owned investment management firms, which together are referred to as the "Meeschaert Organization." The Meeschaert Organization was established in Roubaix, France in 1935 by Emile C. Meeschaert, and presently manages, with full discretion, an aggregate amount of approximately $1.5 billion for approximately 8,000 individual (and institutional) customers, including $250 million in French mutual funds.

      The person who is primarily responsible for the day-to-day management of the Trust's portfolio is Paul Jaspard, who is a Vice President of the Investment Adviser. Mr. Jaspard is President of Linden Investment Advisors, S.A., an investment advisory firm headquartered in Belgium. He has managed other portfolios for the Meeschaert Organization for more than nineteen years.


  Expenses
      The Trust is responsible for all its expenses that are not assumed by the Investment Adviser under the Investment Advisory Contract, including without limitation, the fees and expenses of the custodian and transfer agent; costs incurred in determining the Trust's net asset value and keeping its books; the cost of share certificates; membership dues in investment company organizations; distribution and brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; and fees and expenses of Trustees not affiliated with the Investment Adviser. The Trust will also bear expenses incurred in connection with litigation in which the Trust is a party and the legal obligation the Trust may have to indemnify its officers and Trustees with respect thereto. For the fiscal year ended December 31, 1997, expenses borne by the Trust amounted to $129,702 which represented 1.13% of the Trust's average net assets.


  Brokerage
      Decisions to buy and sell portfolio securities for the Trust are made pursuant to recommendations by the Investment Adviser. The Trust, through the

Investment Adviser, seeks to execute its portfolio security transactions on the most favorable terms and in the most effective manner possible. To the extent consistent with the policy of seeking best price and execution, a portion of the Trust's portfolio transactions may be executed through the Distributor, which is an affiliate of the Investment Adviser. In the event that this occurs, it will be on the basis of what management believes to be current information as to rates which are generally competitive with the rates available from other responsible brokers and the lowest rates, if any, currently offered by the Distributor. In selecting among broker-dealer firms to execute its portfolio transactions, the Trust, through the Investment Adviser, may give consideration to those firms which have sold or are selling shares of the Trust, and who furnish other services to the Trust or the Investment Adviser.


  Management Discussion of Fund Performance
      During the first quarter of 1997, the Trust increased the percentage of assets invested in basic industries from 60% to 80%. Purchases by the Trust in 1997 included shares of Halliburton and Unocal in the energy sector and Euro Nevada in the gold mining sector. The Trust's performance suffered from the lack of inflationary pressures throughout most economies during 1997 which pushed down the prices of many commodities. The Trust's investment strategy during 1997 involved the investment of approximately one half of the Trust's portfolio invested in assets in energy-related securities and the other half in mining and metals related assets.




 Comparison of the Change in Value of a $10,000 Investment in the Anchor Resource and Commodity Trust and the Dow Commodity Index


                              [GRAPHIC OMITTED]

                      HOW TO PURCHASE SHARES


 ......Shares  of the Trust may be purchased from the Meeschaert & Co., Inc.,579
Pleasant Street, Suite 4, Paxton, Massachusetts 01612. There is no sales charge or commission payable by the investor with respect to purchases of shares. For new shareholders initiating accounts, the minimum investment is $500, except for exchanges of securities for Trust shares, where the minimum is $5,000 (see "How to Exchange Securities for Trust Shares" below). There is no minimum for shareholders purchasing additional shares for deposit to existing accounts.

 ......An  application  for use in making an initial  investment in the  Trust  is  included  in the  back  of  this  Prospectus.  The applicable  price  will be the net  asset  value  next  determined
after   the   order  is   received   by  the   Distributor.   (See
"Determination of Net Asset Value.")


                      DISTRIBUTION OF SHARES


 ......In  addition to advisory  fees and other  expenses,  the Trust may pay for certain expenses pursuant to a distribution plan (the "Plan") designed to meet the requirements of Rule 12b-1 ("Rule 12b-1") under the Investment Company Act of 1940 (the "Act"). The Plan, which has been approved by the Board of Trustees of the Trust but will not be implemented unless and until approved by a majority (as defined in the Act) of the Trust's shareholders, is of the type sometimes called a compensation plan. The Plan provides that the Trust will pay the Distributor a commission equal to up to 5% of the price paid to the Trust for each sale, all or any part of which may be re-allowed by the Distributor to others (dealers) making such sales. To the extent that the distribution fee is not paid to such dealers, the Distributor may use such fee for its expenses of distribution of Trust shares. If such fee exceeds its expenses, the Distributor may realize a profit from these arrangements. The Plan currently provides for an aggregate limit on the amount of all payments pursuant to the Plan equal to .75 of 1% of the Trust's average daily net assets for any fiscal year. If, so long as the Plan is in effect, the Distributor's reallowances to dealers and other expenses exceed the limit (currently .75 of 1%) for any particular year, it could collect in any future year such amounts (which do not include interest or other carrying charges) up to any amount by which amounts paid to it under the Plan in that year are less than the earlier year's limit. In such a case it might receive amounts in excess of its then current expenses. The Distributor's expenses are likely to be higher in the early years of the Trust and accordingly, the annual fees received by the Distributor in the early years are not likely to reimburse the Distributor for the total distribution expenses that it will incur in those years. The following numerical example demonstrates this principle: If, in each of the first three years of sales of the Trust's shares, sales by the Distributor equaled $1,000,000, and the Distributor's total expenses for such years were $60,000, $55,000 and $45,000, respectively, the Distributor's expenses would exceed the Distributor's expected commissions of $50,000 for the first two years. (Note: this example does not take into account the .75 of 1% aggregate limit discussed above.)

 ......Meeschaert  & Co.,  Inc.  serves  as the  Trust's  principal underwriter under a Distributor's Contract dated December 16, 1994.


  Contingent Deferred Sales Charge
      In conjunction with, but not as part of, the Plan, a contingent deferred sales charge may be imposed upon certain redemptions of shares purchased after inception of the Plan. The charge in respect of such redemptions made during the first four calendar years following purchase of the shares is as follows: 4% in the year of purchase; 3% in the second year; 2% in the third year; and 1% in the fourth year. These charges are not received by the Distributor and will not reduce amounts paid to the Distributor under the Plan.





           HOW TO EXCHANGE SECURITIES FOR TRUST SHARES


      When shares of the Trust are being offered, the Trust may accept U.S. Government securities and U.S. Government agency fixed-income securities acceptable to the Investment Adviser in exchange for shares of the Trust at net asset value. The minimum value of securities accepted for deposit in any single transaction is $5,000. The Trust will value accepted securities in the manner provided for valuing its portfolio securities (see "Determination of Net Asset Value").

      Securities determined to be acceptable for the Trust, in proper form for transfer to the Trust, together with a completed and signed letter of transmittal in approved form (available from the Distributor) ("Letter of Transmittal"), should be forwarded to the Trust as follows:



           Investors Bank & Trust Company
           Financial Product Services Group
           Attn: Anchor Resource and Commodity Trust
           200 Clarendon Street, 16th Floor
           Boston, Massachusetts 02116

      An investor must forward all securities pursuant to a single Letter of Transmittal or, in certain instances as indicated in the Instructions to the Letter of Transmittal, multiple Letters of Transmittal attached and transmitted as a single exchange. The Trust will only accept securities which are delivered in proper form.

      An investor will be required to represent, among other things, that the securities forwarded are not subject to any restrictions upon their sale by the Trust by reason of any agreement or representation that the investor has made in respect thereof, or of his being in control of, controlled by, or under common control with, the issuer thereof within the meaning of Section 2(11) of the Securities Act of 1933, or for any other reason. The Trust will not accept securities for exchange if, in the opinion of its counsel, acceptance would violate any federal or other law to which the Trust is subject.

      Investors who are contemplating an exchange of securities for shares of the Trust, or their representatives, are advised to contact the Distributor to determine whether the securities are acceptable to the Trust before forwarding such securities. The Trust reserves the right to reject any securities when it determines in its sole discretion that it is in the best interests of the Trust to do so.

      If securities presented for exchange are found to be in good order only in part, the Trust may issue the appropriate number of shares in accordance with the procedure described below for such part and return the balance to the investor or, at its option, may waive any or all irregularities to the extent permissible under applicable law and issue shares for all or a portion of such defective presentation. A confirmation for shares of the Trust will be issued to an investor after accepted securities presented by him have cleared for transfer to the Trust. No certificates will be issued unless requested by the investor.

      By tendering securities, an investor agrees to accept the determination of market value by the Trustees concurrently with the determination of the Trust's net asset value per share. The number of shares of the Trust to be issued to an investor in exchange for securities shall be the value of such accepted securities determined in the manner described above, divided by the net asset value per Trust share next determined after the Trust's acceptance of such securities.

      A gain or loss for federal tax purposes may be realized by an investor in connection with the exchange of securities for shares of the Trust, depending upon his tax cost basis for the securities tendered for exchange. Each investor should consult his tax advisor with respect to the particular federal income tax consequences, as well as any state and local tax consequences, of exchanging his securities for Trust shares.



               REDEMPTION AND REPURCHASE OF SHARES


      Any shareholder may require the Trust to redeem his shares. In addition, the Trust maintains a continuous offer to repurchase its shares. If a shareholder used the services of a broker in selling his shares in the over-the-counter market, the broker may charge a reasonable fee for his services. Redemptions and repurchases will be made in the following manner.

      1. Certificates for shares of the Trust may be mailed or presented, duly endorsed, with signatures guaranteed in the manner described below, with a written request that the Trust redeem the shares, to the Trust's transfer agent, Anchor Investment Management Corporation, at 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612. If no certificate has been issued and shares are held in an Open Account, a written request that the Trust redeem such shares, with signatures guaranteed in the manner described below, may be mailed or presented as described above. The redemption price will be the net asset value next determined after the request and/or certificates are received.

      2. A request for repurchase may be communicated to the Trust by a shareholder through a broker. The repurchase price will be the net asset value next determined after the request is received by the Trust, provided that, if the broker receives the request before noon and transmits it to the Trust before 1:00 p.m. Eastern Time the same day, the repurchase price will be the net asset value determined as of 12:00 noon Eastern Time that day. If the broker receives the request after noon, the repurchase price will be the next asset value determined as of 12:00 noon Eastern Time the following day. If an investor uses the services of a broker in having his shares repurchased, the broker may charge a reasonable fee for his services.

      Payment for shares redeemed or repurchased will be delivered within seven days after receipt of the shares, and/or required documents, duly endorsed. The signature(s) on an issued certificate must be guaranteed by a commercial bank or trust company or by a member of the New York, American, Pacific Coast, Boston or Chicago Stock Exchange. A signature guarantee by a savings bank or savings and loan association or notarization by a notary public is not acceptable.

  In order to ensure proper authorization the transfer agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of corporate authority and waiver of tax required in some states from selling estates before repurchasing shares.

      The right of redemption may be suspended or the payment date postponed when the New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission; for any period when an emergency as defined by the rules of the Commission exists; or during any period when the Commission has, by order, permitted such suspension. In case of a suspension of the right of redemption, a shareholder who has tendered a certificate for redemption or made a request for repurchase through a broker may withdraw his request or certificate or, absent such withdrawal, he will receive payment of the net asset value determined nest after the suspension has been terminated.

      A Shareholder may receive more or less than he paid for his shares, depending on the net asset value of the shares at the time of redemption or repurchase.

                 DETERMINATION OF NET ASSET VALUE


      The net asset value is determined by the Trust as of 12:00 noon Eastern Time on each business day on which the New York Stock Exchange is open for trading or on any day that the Trust is open for business, but the New York Stock Exchange is not open for business, if there occurs an event which might materially affect the net asset value of the Trust's redeemable shares.

      The manner of  determination of the net asset value is briefly as follows:
Securities traded on a U.S. national or other foreign securities exchange are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale that day, at the current bid price. Other U.S. and foreign securities and foreign currencies for which market quotations are readily available are valued at the known current bid price believed most nearly to represent current market value. Other securities (including limited traded securities) and all other assets of the Trust are valued at fair value as determined in good faith by the Trustees of the Trust. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding.

      Each day investment securities traded on a national securities exchange are valued at the noon sales price; securities traded in the over-the-counter market are valued at the last sale price as of 12:00 noon. Gold bullion is valued each day at noon based on the New York spot gold price. Gold coins, foreign currencies, and foreign denominated securities for which market quotations are readily available are valued at the known bid prices as of 12:00 noon. Temporary cash investments are stated at cost. In the absence of a reliable market for a particular metal, security or currency, an investment therein will be valued at fair value as determined in good faith by the Trustees.



                    SERVICES FOR SHAREHOLDERS



  Open Accounts
      As a convenience to the shareholder, all shares of the Trust registered in his name are automatically credited to an Open Account maintained for him on the books of the Trust. All shares acquired by the shareholder will be credited to his Open Account and share certificates will not be issued unless requested. Certificates representing fractional shares will not be issued in any case. Certificates previously acquired may be surrendered to the Trust's transfer agent, such certificates will be canceled and the share represented thereby will continue to be credited to the Open Account of the shareholder.

      Each time shares are credited to his Open Account, the shareholder will receive a statement showing the details of the transaction and the then current balance of shares owned by him. Shortly after the end of each calendar year he will also receive a complete annual statement of his Open Account as well as information as to the federal tax status of dividends and capital gain distributions, if any, paid by the Trust during the year.

      Shares  credited  to  an  Open  Account  are  transferable   upon  written
instructions to the Trust's transfer agent.

  Invest-By-Mail
      An Open Account provides a single and convenient way of setting up a flexible investment program for the accumulation of shares of the Trust. At any time when the Trust is offering its shares the shareholder may send a check (payable to the order of the Trust) to Investors Bank & Trust Company--Shareholders Services, Attn: Anchor Resource and Commodity Trust, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116 (giving the full name or names of his account). The check will be used to purchase additional shares for his Open Account at the net asset value next determined after the check is received. Any check not payable to the order of the Trust will be returned.

      The cost of administering Open Accounts for the benefit of shareholders who participate in them will be borne by the Trust as an expense of all its shareholders.



                   DIVIDENDS AND DISTRIBUTIONS


      The Trust currently intends to distribute any dividends and distributions in additional shares, or, at the option of the shareholder, in cash. In accordance with his distribution option, a shareholder may elect (1) to receive both dividends and capital gain distributions in additional shares, or (2) to receive dividends in cash and capital gain distributions in additional shares, or (3) to receive both dividends and capital gain distributions in cash. A shareholder may change his distribution option at any time by notifying the Trust's transfer agent in writing. To be effective with respect to a particular dividend or distribution, the new distribution option must be received by the transfer agent at least 30 days prior to the close of the fiscal year. All accounts with a cash dividend option will be changed to reinvest both dividends and capital gains automatically upon determination by the Trust's transfer agent that the address of record is not current.

      Dividends and capital gain distributions received in shares will be received by the Trust's transfer agent, as agent for the shareholder, and credited to his Open Account in full and fractional shares computed at the record date closing net asset value.

                              TAXES


      The Trust intends to qualify under Subchapter M of the Internal Revenue Code as a regulated investment company and to distribute substantially all investment income and capital gains, if any, at least once every year so that, to the extent of such distributions, the Trust will not be subject to federal income taxes.

      Shareholders will be subject to federal income taxes on distributions made by the Trust whether they are received in cash or additional Trust shares. Distributions of net investment income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Trust. Dividends paid by the Trust will generally not qualify for the dividends received deductions for corporations. The Trust will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains.

      The Trust's foreign investments may be subject to foreign withholding taxes. The Trust will be entitled to claim a deduction for such foreign withholding taxes for federal income tax purposes. However, any such taxes will reduce the income available for distribution to shareholders.

      The Trust is required to withhold 20% of the dividends paid with respect to any shareholder who fails to furnish the Trust with a correct taxpayer identification number, who under-reported dividend or interest income, or who fails to certify to the Trust that he or she is not subject to such withholding. An individual's tax identification is his or her social security number.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Internal Revenue code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

                    MISCELLANEOUS INFORMATION



  Custodian, Transfer Agent and Dividend-Paying Agent
      All  securities,  cash and  other  assets  of the  Trust are received, held in custody and delivered or distributed by Investors Bank & Trust Company, Custodian, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, provided that in cases where foreign securities must, as a practical matter, be held abroad, the Trust's custodian bank and the Trust will make appropriate arrangements so that such securities may legally be so held abroad. The Trust's custodian bank does not decide on purchases or sales of portfolio securities or the making of distributions. Anchor Investment Management Corporation, 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612, serves as transfer agent and dividend-paying agent for the Trust.




                      SHAREHOLDER INQUIRIES


      For further information about the Trust, investors should call (508) 831-1171. Written inquiries should be addressed to Anchor Resource and Commodity Trust, 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612.

                ANCHOR RESOURCE AND COMMODITY TRUST
                           (the "Trust")
                       MEESCHAERT & CO., INC.
                          ("Distributor")
                 APPLICATION AND REGISTRATION FORM1

                        Send Application to
   Meeschaert & Co., Inc., 579 Pleasant Street, Suite 4, Paxton,
                       Massachusetts 01612


                                             Date:   ___________________
I.  ACCOUNT REGISTRATION:

[GRAPHIC OMITTED]    New:  Social Security or Tax Number__________________
     (if two names below, circle which one has this number.)

[GRAPHIC OMITTED]    Existing:  Account Number
----------------------------------------------------------
   (from your latest statement - vital for identification.)

Name(s) ____________________________________________________________________
   Type or print  exactly  as they are to  appear  on the  Trust's records.)

Street _____________________________________________________________________

City __________________________________________ State________ Zip __________
If address outside the U.S.A., please circle I (am)(am not) a citizen of the U.S.A.

  If registration requested in more than one name, shares will be registered as "Joint Tenants with Rights of Survivorship" unless otherwise instructed.

II.  BASIS FOR OPENING NEW ACCOUNT:

[GRAPHIC OMITTED]    A check for $_______________ payable to the Trust
attached.
        or
[GRAPHIC OMITTED]    Shares _______________ recently purchased on _________
                               (number)                            (date)

Distribution Option: (exercisable only by holders of Common Shares) Check only one. If none checked, option A will be assigned.
[GRAPHIC OMITTED]    A.  Dividends and capital gains in additional full
and fractional shares credited to shareholder's account, no certificates issued.
      OR
[GRAPHIC OMITTED]    B.  Dividends in cash; capital gains in additional
full and fractional shares credited to shareholder's account; no certificates issued.
      OR
[GRAPHIC OMITTED]    C.  Dividends in cash; capital gains in cash.
(Certificates will be issued to shareholders requesting such in writing from the Transfer Agent.)


-----------------------------------------------
1 This Application and Registration Form is designed for cash purchases of Trust shares. The procedure for exchange of securities for Trust shares is described in the Trust Prospectus.

III. INVEST-BY-MAIL SERVICE: for periodic share accumulation (whether or not dividends are received in shares)

[GRAPHIC OMITTED] Please check if you wish to utilize the Trust's Invest-By-Mail Service. This is a voluntary service involving no extra charge to the shareholder, and it may be changed or discontinued at any time.

IV.  SHAREHOLDER'S SIGNATURE:  Should be the same as name in Account
Registration.

----------------------------------     -------------------------------------
           Signature                      Signature of Co-Owner (if any)

 (I have received a current prospectus of the Trust and I understand that my account will be covered by the provisions on the reverse side of this Application. I also understand that I may terminate any of these services at any time.)


  DEALER AUTHORIZATION:

                              (please print)



                                                  Representative

---------------------------------     -------------------------------------
           Dealer's Name                       (Representative's Name)



---------------------------------     -------------------------------------
           Home Office Address        Telephone Number(Representative's Number)




                                       Branch Office:

---------------------------------     -------------------------------------
  City        State           Zip                   Address



---------------------------------     -------------------------------------
Telephone     Authorized Signature     City          State            Zip
Number                 of Dealer

                 ANCHOR RESOURCE AND COMMODITY TRUST


                    579 Pleasant Street, Suite 4
                    Paxton, Massachusetts 01612
                          (508) 831-1171


                 STATEMENT OF ADDITIONAL INFORMATION



                          Dated May 1, 1998



   This Statement of Additional Information supplements the information contained in the current Prospectus of Anchor Resource and Commodity Trust (the "Trust") dated May 1, 1998, and should be read together with the Trust's Prospectus and the financial statements contained in the Trust's Annual Report for the year ended December 31, 1997. The Trust's Prospectus and Annual Report may be obtained without charge by writing or calling the Trust. The Trust's Annual Report is incorporated by reference in this Statement of Additional Information.

                       TABLE OF CONTENTS



  ABOUT THE TRUST ...........................................3

  INVESTMENT STRATEGY .......................................3

  GENERAL RISK CONSIDERATIONS ...............................5

  SPECIALIZED INVESTMENT TECHNIQUES AND RELATED RISKS .......6

      Lending of Portfolio Securities .......................6

      Repurchase Agreements .................................6

  PORTFOLIO TURNOVER ........................................7

  INVESTMENT RESTRICTIONS ...................................7

  MANAGEMENT ................................................8

      Officers and Trustees .................................8

      Remuneration of Officers and Trustees ................10

      Investment Advisory Contract .........................10

      Investment Adviser ...................................10

  PRINCIPAL HOLDERS OF SECURITIES ..........................11

  DETERMINATION OF NET ASSET VALUE .........................11

  DISTRIBUTION OF SHARES ...................................11

   Contingent Deferred Sales Charge.........................12


  HOW TO PURCHASE SHARES ...................................12

  REDEMPTION, EXCHANGE AND REPURCHASE OF SHARES ............12

  DISTRIBUTIONS ............................................13

  TAXES ....................................................13

  PORTFOLIO SECURITY TRANSACTIONS ..........................14

  MISCELLANEOUS INFORMATION ................................15

      Custodian, Transfer Agent and Dividend-Paying Agent ..15

      Independent Public Accountants .......................15

      Registration Statement ...............................15

  FINANCIAL STATEMENTS......................................15

                           ABOUT THE TRUST

 ......The  Trust was established as an  unincorporated  business trust under the laws of Massachusetts by a Declaration of Trust dated September 22, 1989. The Trust first commenced operations on January 12, 1995.

 ......The  Trustees  amended the Declaration of Trust in 1990 to change the name of the Trust from Meeschaert Equity Plus Trust to Anchor Equity Plus Trust and again in 1994 to change the name to Anchor Resource and Commodity Trust.

 ......The  capitalization of the Trust consists of an unlimited number of shares of beneficial interest, without par value, designated "Common Shares", which participate equally in dividends and distributions. Issued shares are fully paid and non-assessable and transferable on the books of the Trust. The shares have
no  preemptive   rights.  The  shares  each  have  one  vote  and  proportionate liquidation rights.

 ......The  Trust  normally  will  not hold  meetings  of  shareholders  to elect
Trustees. If less than a majority of the Trustees holding office have been elected by shareholders, a meeting of shareholders will be called to elect Trustees. The Trust will, if requested by shareholders of at least ten percent of the Trust's outstanding shares, call a meeting for the purpose of voting on the removal of a Trustee or Trustees. Under the Declaration of Trust and the Investment Company Act of 1940, the record holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person  or by  proxy  at a  meeting  called  for  the  purpose  or by a  written
declaration   filed  with  the  Trust's   custodian  bank.  In  connection  with
shareholder rights to remove Trustees, the Trust will provide shareholders with certain assistance in communicating with other shareholders. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees.

 ......Under  Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the assets of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or her liability as a shareholder of the Trust is limited to circumstances in which the Trust itself would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.


                         INVESTMENT STRATEGY

 ......The Trust's Prospectus contains a description of the investment objectives and policies of the Trust, including a discussion of specialized techniques that the Trust may use in order to achieve its investment objectives and certain risks related thereto. The following discussion is intended to provide further information concerning investment strategy, techniques, and risk considerations which the Investment Adviser believes to be of interest to investors.

 ......Historically, during periods of increasing inflation and during periods of economic or monetary instability, the prices of commodity and resource-related equity securities have tended to increase as rapidly or more rapidly than the rate of inflation. Also, currencies of countries not involved in inflationary circumstances may increase in value relative to the U.S. dollar. During these same periods, interest rates have tended to increase, causing the market value of debt instruments to decline. Conversely, during periods of deflation (when inflationary forces are being reversed) the price of high grade debt instruments has tended to increase while the value of commodity and resource-related equity securities have tended to decline. Foreign currencies (relative to the U.S. dollar) may also decline in value at such times.

 ......Accordingly,  the  Investment  Adviser  will seek to  anticipate  oncoming inflationary and deflationary economic cycles because of their significant effect on the value of the Trust's investments in natural resources and commodity related equity securities.

 ......The  Investment  Adviser's  determination  as to  whether  the  economy is inflationary or deflationary will be based upon constant study of numerous economic and monetary factors. These factors will include, but not necessarily be limited to: actual and anticipated rates of change in the Consumer Price Index ("CPI") over specified periods of time; actual and anticipated changes and rates of changes in the U.S. dollar in relation to other key currencies, e.g., the German mark, the British pound and the Japanese yen; actual and anticipated changes, and rates of change, in short and long term interest rates and real interest rates, i.e., inflation adjusted interest rates; actual and anticipated changes in the money supply; and actual and anticipated governmental fiscal and monetary policy. It should be emphasized that the Investment Adviser will not apply a rigid, mechanical determination in assessing whether the economy is an inflationary or disinflationary environment. Rather, its determination will be the result of its subjective judgment of all factors it considers relevant.

 ......Under normal circumstances,  when, by reason of a rising rate of change in the CPI, rising interest rates, and/or a decline in the value of the U.S. dollar, an inflationary cycle is expected, the Trust will invest at least 65% of the value of its total assets in equity securities of domestic and foreign
companies  with  substantial  natural  resource  assets,   natural  resource  or
energy-related activities, or that provide equipment or services primarily devoted to the natural resource or energy-related activities of such companies.

              Natural resource assets consist of precious metals (e.g., gold, silver, and platinum), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium, and titanium), hydrocarbons (e.g., coal, oil, and natural gas), timberland, developed and undeveloped real property and agricultural commodities.

              The Investment Adviser will identify companies that, in its opinion, have substantial holdings of resource assets so that when compared to the company's capitalization, revenues, or operating profits, such assets are of enough magnitude that changes in the assets' economic value will affect the market of the company. The Trust will consider a company to be a Natural Resource Company if, at the time the Trust acquires its securities, at least 50% of the company's assets, capitalization, gross revenues or operating profits in the most recent or current fiscal year are: (1) involved in or result from (directly or indirectly through subsidiaries) exploring, mining, refining, processing, transporting, fabricating, dealing in or owning resource assets; or
(2) are involved in or result from energy-related activities directly or indirectly through subsidiaries.

            Energy-related activities consist of those activities which relate to the development and use of energy sources, such as:

 ......1. the generation of power from hydroelectric, geothermal, tidal, or other naturally occurring sources, or from natural resource manufacturing by-products or refuse;

 ......2. the development of synthetic fuels;

 ......3. transportation of energy producing sources such as coal, oil, electricity, or nuclear fuels;

 ......4. the development and application of techniques and devices for conservation or efficient use of energy; and,

 ......5. the control of pollution related to energy industries and waste disposal.

 ......Generally,  a company will be considered to provide  equipment or services to such Natural Resource Companies if at least 50% of the company's assets are invested in or at least 50% of its income is derived from providing equipment or services to such Natural Resource Companies. Examples of this kind of company are:

 ......1. manufacturers of mining or earth moving equipment

 ......2. providers of seismology testing services; and,

 ......3. providers of supplies and maintenance services to
offshore drilling sites.

 ......The  Investment  Adviser believes an investment in the Trust may provide a good hedge against inflation.

 ......Assets  of the Trust not  invested  as  described  above  will  largely be invested in debt instruments of the U.S. Government and its agencies having varied maturities or in repurchase agreements or loans of securities as described below. As used herein, the following terms have the indicated definitions: "equity securities" means shares in a corporation, whether or not transferable or denominated 'stock', or similar security, interest of a limited partner in a limited partnership, or warrants or rights other than rights to convert, to purchase, sell, or subscribe to a share, security, or interest of a kind previously specified; and "convertible securities" means debentures or preferred stock that may be exchanged by the owner for common stock or another security, usually of the same company, in accordance with the terms of the issue.

 ......When,  by reason  of a  declining  rate of  change  in the CPI,  declining interest rates, and/or an increase in the value of the U.S. dollar, a deflationary cycle is anticipated, the Trust will invest up to 90% of its total assets in debt instruments of U.S. or foreign government and government agency fixed-income securities of sufficient maturities to realize its objective of long-term capital appreciation. During such periods, the Trust will hold the balance of its assets in short-term U.S. or foreign denominated securities.

 ......U.S.  Government  securities include U.S. Treasury bills, notes and bonds, which differ in their interest rates, maturities and times of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds have maturities of greater than ten years at the date of issuance. U.S. Government securities also include obligations of
agencies   and   instrumentalities   of  the  U.S.   Government.   Agencies  and
instrumentalities  of the  U.S.  Government  include,  but are not  limited  to:

Federal Land Banks; Farmers Home Administration; Central Bank of Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; and Federal National Mortgage Association. Some obligations of the U.S. Government agencies and instrumentalities, such as Treasury bills, Government National Mortgage Association (GNMA) certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. These securities are not insured by the U.S. Government and there can be no assurance that the U.S. Government will support an instrumentality it sponsors. The Trust will invest in the securities issued by such an instrumentality only when its Investment Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable investments.

 ......GNMA certificates have yield and maturity characteristics corresponding to the underlying mortgage loans. Thus, unlike U.S. Treasury bonds, which pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on GNMA certificates include both interest and a partial prepayment of principal. Additional prepayments of principal may result from the prepayment, refinancing or foreclosure of the underlying mortgage loans. Although maturities of the underlying mortgage loans range up to 30 years, such prepayments shorten the effective maturities to approximately 12 years (based upon current government statistics). GNMA certificates currently offer yields higher than those available from other types of U.S. Government securities, but because of the prepayment feature may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. This is caused by the need to reinvest prepayments of principal generally and the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. As a result, GNMA certificates may have less potential for capital appreciation during periods of declining interest rates than other investments of comparable maturities, while having a comparable risk of decline during periods of rising interest rates.

 ......There  are certain  other risks  associated  with GNMA,  Federal  National
Mortgage Association (FNMA), and Federal Home Loan Mortgage Corp. (FHLMC) certificates. Prepayments and scheduled payments of principal will be reinvested at prevailing interest rates which may be less than the rate of interest for the securities on which such payments are made. When prevailing interest rates rise, the value of each of these types of securities may decrease as do other debt securities, but when prevailing interest rates decline, the value of such securities is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of each of these type of securities. If a GNMA, FNMA, or FHLMC certificate is purchased at a premium above principal because its fixed rate of interest exceeds the prevailing level of yields, the premium is not guaranteed and a decline in value to par may result in a loss of the premium especially in the event of prepayments.

 ......U.S.  Government  debt securities of the sort owned by the Trust fluctuate in market price (but not in ultimate repayment amount) primarily with interest rate levels and trends, rising when interest rates decline and declining when interest rates rise; they generally possess a high degree of dependability with respect to timely payment of principal or interest.

 ......If, in the opinion of the Investment Adviser, there are periods when there is a very small rate of change in the Consumer Price Index, and other leading economic indicators, such as interest rates and the value of the U.S. dollar, offer no clear evidence of inflationary or deflationary trends, then, for temporary defensive purposes, the Trust may invest in short-term U.S. Government securities and other money market instruments, cash or cash equivalents. Money market instruments include high-grade commercial paper (promissory notes issued
by  corporations  to  finance  their   short-term   credit  needs),   negotiable
certificates   of  deposit,   non-negotiable   fixed  time  deposits,   bankers'
acceptances and repurchase agreements. Investments in commercial paper will be rated Prime-1 by Moody's Investors Services, Inc. or A-1 by Standard & Poor's corporation or F-1 by Fitch Investors Service, Inc., which are the highest ratings assigned by these agencies. Money market instruments will be limited to U.S. dollar denominated instruments which are rated in the top two categories by an independent nationally recognized rating organization or, if not rated, are of comparable quality as determined by the Trustees. Investments in bank instruments will be in instruments which are issued by U.S. or foreign banks having capital and undivided surplus at the time of investment of $200,000,000 or more and which mature in one year or less from the date of acquisition.

 ......The  Investment  Adviser believes that, based upon past  performance,  the securities of specific companies that hold different types of substantial resource assets or engage in resource-related or energy-related activities may move relatively independently of one another during different stages of inflationary or deflationary cycles because of different degrees of demand for, or market values of, their respective resource holdings or resource-related or energy-related business during particular portions of such cycles. For example, during the period 1976 to 1980, the prices of oil company stocks increased relatively more than the price of coal company stocks when compared to the performance of relevant stock market indices. The Investment Advisor will seek to identify companies which it believes are attractively priced relative to the intrinsic value of the underlying resource assets or resource-related or energy-related business or are especially well positioned to benefit during particular portions of inflationary or deflationary cycles. The Trust's approach of active investment management enables it to switch its emphasis among various industry groups, depending upon the Investment Adviser's outlook with respect to prevailing trends and developments.


 ..                 ....GENERAL RISK CONSIDERATIONS

 ......Because of the following considerations, an investment in the Trust should not be considered a complete investment program (additional risk considerations are discussed below).

 ......The  Trust   concentrates  its  assets  in  the  global  natural  resource industries, and thus should not be considered as a complete investment program. Because the Trust focuses on this specific investment area, the price of the Trust's shares may be more volatile than that of investment companies that do not concentrate their investments in such a manner. The value of Trust shares may be susceptible to factors affecting the natural resource industries. In both the U.S. and foreign countries, for example, these industries may be subject to greater political, environmental and other governmental regulation than other industries.

 ......The  nature of such  regulation  continues  to evolve in both the U.S. and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services of natural resource companies. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may effect rates of return on such investments and the kinds of services that may be offered.

 ......In  addition,  many  natural  resource  companies  historically  have been subject to significant  costs associated with compliance with  environmental and
other  safety   regulations  and  changes  in  the  regulatory   climate.   Such
governmental regulations may also hamper the development of new technologies, and it is impossible to predict the direction, type or effect of any future regulation.

 ......Further,  competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility.

 ......The  value of the Trust's  securities  will fluctuate in response to stock market developments, as well as market conditions for the particular natural resource with which the issuer is involved. The price of the commodity will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. The value of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and is subject to numerous factors, including national and international politics. Further, the Trust's investments in companies are expected to be subject to irregular fluctuations in earnings, because these companies are effected by changes in the availability of money, the level of interest rates, and other factors.

 ......The success of the Trust's  investment program will be dependent to a high degree on the Investment Adviser's ability to anticipate the onset and termination of inflationary and deflationary cycles. A failure to anticipate a deflationary cycle could result in the Trust's assets being disproportionately invested in resource-related equity securities. Conversely, a failure to predict
an   inflationary   cycle   could   result   in   the   Trust's   assets   being
disproportionately invested in U.S. Government securities. The success of the Trust's investment program will also be dependent to a high degree on the validity of the premise that the values of resource-related equity securities will move in a different direction than the values of U.S. Government securities during periods of inflation or deflation. If values of both precious metals and U.S. Government securities move down during the same period of time, the value of the shareholder's investment will decline rather than stabilize or increase, as anticipated, regardless of whether the Trust is primarily invested in equity securities or U.S. Government securities.

 ......Investment  on an international  basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, higher foreign brokerage costs, costs of currency conversion, currency blockage, different accounting standards, difficulty in obtaining foreign court judgments, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments. In addition, with respect to certain foreign countries there is the possibility of expropriation and nationalization of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those countries. Interest and dividends, and possibly other amounts received by the Trust in respect of foreign investments, may be subject to withholding and other taxes at the source, depending upon the laws of the country in which the investment is made.


         SPECIALIZED INVESTMENT TECHNIQUES AND RELATED RISKS

 ......The  Trust's  investments are subject to the following  techniques and may involve certain risks, which are summarized below. There can be no assurance that the Trust will attain its investment objectives.



                  Lending of Portfolio Securities

 ......The Trust may seek to increase its income by lending portfolio  securities in accordance with its secondary investment objective of generating current income consistent with the preservation of shareholders' purchasing power. Any such loan will be continuously secured by collateral at least equal to the market value of the security loaned. The Trust would have the right to call a loan and obtain the securities loaned at any time on five days' notice. During existence of a loan, the Trust would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or the interest on investment of the collateral, if any. The total value of the securities loaned at any time will not be permitted to exceed 30% of the Trust's total assets. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to U.S. domestic organizations deemed by the Trust's management to be earned justifies the attendant risk.

                       Repurchase Agreements

 ......A  repurchase  agreement is an agreement  under which the Trust acquires a money market instrument (a security issued by the U.S. Government or any agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, subject to resale to the seller at an agreed upon price and date (normally the next business day). Such an agreement is, in effect, a loan by the Trust. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Trust and is unrelated to the interest rate on the underlying instrument. The Trust will effect repurchase agreements only with large well-capitalized banks whose deposits are insured by the Federal Deposit Insurance Corporation and which have capital and undivided surplus of at least $200,000,000. The instrument acquired by the Trust in these transactions (including accrued interest) must have a total value in excess of the value of the repurchase agreement and will be held by the Trust's custodian bank until repurchased. The Trustees of the Trust will monitor the Trust's repurchase agreement transactions on a continuous basis and will require that the applicable collateral will be retained by the Trust's custodian bank. No more than an aggregate of 10% of the Trust's total assets, at the time of investment, will be invested in repurchase agreements maturing in more than seven days or in any other similarly illiquid security which is subject to legal or contractual restrictions on resale or which is not readily marketable. There is no limitation on the Trust's assets with respect to investments in repurchase agreements having maturities of less than seven days.

 ......The use of repurchase  agreements  involves certain risks. For example, if the seller under a repurchase agreement defaults on its obligation to repurchase the underlying instrument at a time when the value of the instrument has declined, the Trust may incur a loss upon its disposition. If the seller becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a bankruptcy court may determine that the underlying instrument is collateral for a loan by the Trust and therefore is subject to sale by the trustee in bankruptcy. Finally, it is possible that the Trust may not be able to substantiate its interest in the underlying instrument. While the Trust's Trustees acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures.


                         PORTFOLIO TURNOVER

 ......Securities will generally be purchased for possible long-term appreciation and not for short-term trading profits; however, the rate of portfolio turnover is not a limiting factor when the Investment Adviser deems changes appropriate. It is anticipated that the Trust's annual portfolio turnover rate will normally not exceed 50%. A rate of turnover of 100% could occur, for example, if the value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year (excluding short-term securities).

 ......A  high rate of  portfolio  turnover  involves a  correspondingly  greater amount of brokerage commissions and other costs which must be borne directly by the Trust and thus indirectly by its shareholders. It may also result in the realization of larger amounts of short-term capital gains which are taxable to shareholders as ordinary income.

 ......The portfolio turnover rates for the years 1997, 1996, 1995, and 1994 were
9%, 20%, 33%, and 0%, respectively.


                       INVESTMENT RESTRICTIONS

 ......The  Trust has adopted the  following  investment  restrictions  which are fundamental policies and cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Trust (which in the Prospectus and this Statement of Additional Information means the lesser of either (i) a majority of the outstanding shares of the Trust or (ii) 67% or more of the shares represented at a meeting if more than 50% of such shares are present or represented by proxy at the meeting):

 ......1.  The Trust will not purchase any securities  (other than  securities of the U.S. Government, its agencies, or instrumentalities) if as a result more than 5% of the Trust's total assets (taken at current value) would then be invested in securities of a single issuer.

 ......2. The Trust will not make loans, except that the Trust may (a) purchase a portion of an issue or publicly distributed bonds, debentures, or similar debt securities (including so-called "repurchase agreements" whereby the Trust's cash is, in effect, deposited on a secured basis with a bank for a period and yields a return; provided, however, that no more than an aggregate of 10% of the Trust's total assets, immediately after such investment, will be invested in repurchase agreements having maturities longer than seven days and other investments subject to legal or contractual restrictions on resale, or which are not readily marketable), and (b) lend portfolio securities upon such conditions as may be imposed from time to time by the Securities and Exchange Commission, provided that the value of securities loaned at any time may not exceed 30% of the Trust's total assets.

 ......3. The Trust will not borrow in excess of 5% of its total assets, taken at market or other fair value, at the time such borrowing is made, and any such borrowing may be undertaken only as a temporary measure for extraordinary or emergency purposes; and the Trust may not pledge, mortgage, or hypothecate its assets taken at market to an extent greater than 15% of the Trust's gross assets taken at cost. The Trust has no current intention of pledging its assets.

 ......4. The Trust will not purchase any securities if such purchase would cause more than 10% of the total outstanding voting securities of such issuer (other than any wholly-owned subsidiary of the Trust) to be held by the Trust.

 ......5. The purchase or retention of the securities of any issuer is prohibited if the officers and Trustees of the Trust or its Investment Adviser owning beneficially more than 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer.

 ......6.  The  purchase of the  securities  of any other  investment  company is prohibited, except that the Trust may make such a purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission), provided that not more than 10% of the trust's total assets (taken at market or other fair value) would be invested in such securities and not more than 3% of the voting stock of another investment company would be owned by the Trust immediately after the making of any such investment, and the Trust may make such a purchase as part of a merger, consolidation or acquisition of assets. The Trust has no current intention of investing in other investment companies.

 ......7.  The purchase of securities of companies with a record  (including that of their predecessors) of less than three years' continuous operation is prohibited if such purchase would cause the Trust's investments in such companies taken at cost to exceed 5% of the total assets of the Trust taken at current values, except that this restriction shall not apply to any of the Trust's investments in any of its wholly-owned subsidiaries.

 ......8.  The Trust will not participate in a joint venture or on a joint and several basis in any securities trading account.

 ......9.  The  Trust  will not act as an  underwriter  of  securities  issued by others, except to the extent it may be deemed such in connection with the disposition of securities owned by it.

 ......10.  The Trust will not make short sales of securities unless at all times when a short position is open, it owns an equal amount of such securities or owns securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities sold short. The Trust has no current intention of selling securities short.

 ......11.  The Trust will not purchase securities on margin, but may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

 ......12.  The Trust will not make investments in real estate or indirect interests in real estate.

 ......As a diversified investment company, the Trust is subject to the following limitations as to 75% of its total assets: (a) the Trust may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government and its agencies and instrumentalities; (b) the Trust may not own more than 10% of the outstanding voting securities of any one issuer.

 ......The  policies  set forth  above are  fundamental  policies  and may not be changed without shareholder approval.

 ......As a non-fundamental policy, the Trust presently does not intend to invest directly in: (a) physical commodities or in other natural resource assets or contracts related to natural resource assets; (b) option transactions involving portfolio securities and securities indices; (c) options on foreign currencies;
(d) financial futures and related options. The Trust presently does not intend to invest directly in natural resource assets or contracts related to natural resource assets.

                             MANAGEMENT

                       Officers and Trustees

 ......The  Trust's  Officers and Trustees,  their  positions  with the Trust and their principal occupations are listed below. Except as indicated, each individual has held the office shown or other offices in the same company, other than the Trust, for the last five years. Unless otherwise noted, the business address of each Officer and Trustee is 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612, which is also the address of the Trust's Investment Adviser, Anchor Investment Management Corporation. Those Trustees who are "interested persons" of the Trust or the Investment Adviser, as defined in the Investment Company Act of 1940, by virtue of their affiliation with either the Trust or the Investment Adviser, are indicated by an asterisk (*).

                                  Positions with        Principal
Name and Address           the Trust             Occupation
-------------------        ------------------    -------------------------
DAVID W. C. PUTNAM         Chairman              Chairman and Trustee,
10 Langley Road            and Trustee           Anchor Capital Accumulation
Newton Centre, MA 02159                          Trust, Anchor International
                                                 Bond Trust, Anchor Strategic
                                                 Assets Trust, Anchor Resource
                                                 and Commodity Trust,and Anchor
                                                 Gold and  Currency Trust
                                                 (Investment Companies);
                                                 President and Director, F. L.
                                                 Putnam Securities Company,Inc.
                                                 and subsidiaries.


SPENCER H. LE MENAGER      Secretary and         President, Equity, Inc.;
222 Wisconsin Avenue       Trustee               formerly President, Howe,
P.O. Box 390                                     Barnes & Johnson  Inc.
Lake Forest, IL 60045                            (securities dealer).

MAURICE A. DONAHUE         Trustee               Director and Professor,
50 Holy Family Road                              Institute for Governmental
Holyoke, MA 01040                                Services and Walsh-Saltonstall
                                                 Professor of Practical
                                                 Politics, University of
                                                 Massachusetts, Director
                                                 Vanguard Savings Bank, Former
                                                 Member, Massachusetts House of
                                                 Representatives, Former Member
                                                 and President, Massachusetts
                                                 Senate.



DAVID Y. WILLIAMS*         President and         President and Director,
579 Pleasant St., Ste 4    Trustee               Anchor Investment Management
Paxton, MA 01612                                 Corporation; President and
                                                 Director, Meeschaert & Co.,
                                                 Inc. (securities dealer).


J. STEPHEN PUTNAM          Vice President        President, Robert Thomas
880 Carillon Parkway       and Treasurer         Securities, Inc. (securities
P.O. Box 12749                                   Dealer; Director, F.L.Putnam
St. Petersburg, FL 33733                         Securities Company, Inc.
                                                 Formerly, President and
                                                 Director, EPB, Inc. and Vice
                                                 President, Burgess & Leith
                                                 Incorporated.

CHRISTOPHER Y. WILLIAMS    Vice President        Vice President and Secretary,
579 Pleasant St., Ste 4    and Asst. Secretary   Anchor Investment Management
Paxton, MA 01612                                 Corporation; Vice President
                                                 and Secretary, Meeschaert & Co.
                                                 Inc.(securities dealer);
                                                 President and Secretary,
                                                 Cardinal Investment Services,
                                                 Inc.

JOSEPH C. WILLIAMS         Vice President        Vice President and Treasurer,
579 Pleasant St., Ste 4    and Asst. Treasurer   Anchor Investment Management
Paxton, MA 01612                                 Corporation; Vice President
                                                 and Treasurer, Meeschaert & Co.
                                                 Inc.(securities dealer); Vice
                                                 President and Treasurer,
                                                 Cardinal Investment Services,
                                                 Inc.

 The Officers and Trustees of the Trust as a group owned or had beneficial interests in less than one percent (1%) of those shares of the Trust outstanding on December 31, 1997.

  Messrs. Putnam, Le Menager, and Donahue, are the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust.

  Mr. David W.C. Putnam and Mr. J. Stephen Putnam are brothers.

  Mr. David Y. Williams is the father of Mr. Christopher Y. Williams and Mr. Joseph C. Williams. Mr. Christopher Y. Williams and Mr. Joseph C. Williams are brothers.

 The standing audit committee is composed of Messrs. LeMenager and Donahue. The Trust does not have a nominating or compensation committee.

               Remuneration of Officers and Trustees

      The Trust does not and will not pay any remuneration to its Officers or Trustees as such who are "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or of any investment advisor or distributor of the Trust but does pay an annual fee not in excess of $1,000 to each Trustee who is not such an "interested person". The Trust did not compensate any persons, including directors, officers or employees, in excess of $60,000.00 during its most recent fiscal year.



                   Investment Advisory Contract

      The Trust engages Anchor Investment Management Corporation as Investment Adviser pursuant to an Investment Advisory Contract dated December 16, 1994 which was approved on such date by the Trust's sole shareholder.

      The Investment Adviser manages the investments and affairs of the Trust, subject to the supervision of the Trust's Board of Trustees. The Investment Adviser furnishes to the Trust investment advice and assistance, administrative services, office space, equipment and clerical personnel and investment advisory, statistical and research facilities. The Trust is responsible for all its expenses not assumed by the Investment Adviser under the contract, including, without limitation, the fees and expenses of the custodian and transfer agents, costs incurred in determining the Trust's net asset value and keeping its books; the cost of share certificates; membership dues in investment company organizations; distribution and brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements and other expenses of shareholders' meetings; insurance premiums, printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; and fees and expenses of Trustees not affiliated with the Investment Adviser. The Trust will also bear expenses incurred in connection with litigation in which the Trust is a party and the legal obligation the Trust may have to indemnify its Officers and Trustees with respect thereto.

      The Trust pays the Investment Adviser, as compensation under the Investment Advisory Contract, a monthly fee at the rate of .75% per annum of the average daily net assets of the Trust. This fee is higher than that paid by most other investment companies. The Investment Adviser received fees of $0, $50,131, $63,710 and $90,466 for services rendered in 1994, 1995, 1996, and 1997 respectively.

      The Investment Advisory Contract which remained in effect until December 16, 1997, has been extended by a vote of the majority of the Trust's disinterested trustees to December 16, 1998. In general, the investment advisory contract may be extended from year to year thereafter if approved at least annually (a) by the vote of a majority of the outstanding shares of the Trust or by the Board of Trustees, and in either case, (b) by vote of a majority of the Trustees of the Trust who are not parties to the contract or "interested persons" (as that term is defined in the Investment Company Act of 1940) of any such party cast in person at a meeting called for the purpose. Amendments to the contract require similar approval by the shareholders and "disinterested" Trustees. The contract is terminable at any time without penalty by the Board of Trustees of the Trust or by vote of a majority of the Trust's shares on 60 days' written notice or by the Investment Adviser on 90 days' written notice. The contract terminates automatically in the event of its assignment (which includes the transfer of a controlling block of the stock of the Investment Adviser).

                        Investment Adviser

      The Investment Adviser, Anchor Investment Management Corporation, is located at 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612. The Trust's principal offices are also located at this address.

      The Investment Adviser and Meeschaert & Co., Inc., the Trust's principal underwriter (the "Distributor"), are affiliated through common control with Societe D'Etudes et de Gestion Financieres Meeschaert, S.A. ("Societe D'Etudes"), one of France's largest privately-owned investment management firms, which together are referred to as the "Meeschaert organization". The Meeschaert organization was established in Roubaix, France in 1935 by Emile C. Meeschaert, and presently manages, with full discretion, an aggregate amount of approximately $1.5 billion for about 8,000 individual (and institutional) customers, including $250 million in French mutual funds.

  The Investment Adviser's Directors and Officers are as follows:

      Luc E. Meeschaert, Chairman; his principal occupation is serving as Chief Executive Officer of Societe D'Etudes.

      David Y. Williams, President and Director; Mr. Williams is also President and a Trustee of the Trust and President and a Director of Meeschaert & Co., Inc., the Trust's Distributor.

      Paul Jaspard, Vice President; his principal occupation is serving as President of Linden Investment Advisors, S.A., 67 Avenue Terlinden, La Hulpe, Belgium B1310 (Investment Advisor). Mr. Jaspard has managed other portfolios for the Meeschaert Organization for more than nineteen years and is the individual primarily responsible for the day-to-day management of the Trust's portfolio.

                   PRINCIPAL HOLDERS OF SECURITIES

      As of the date of this Statement of Additional Information, Wendel & Co., as an indirect nominee of Societe D'Etudes, 23 Rue Drouot, 75009, Paris, France, held of record 99.7% of the outstanding shares of the Trust.


                    DETERMINATION OF NET ASSET VALUE

      The net asset value is determined by the Trust as of 12:00 Noon Eastern Time on each business day on which the New York Stock Exchange is open for trading or on any day that the Trust is open, but the New York Stock Exchange is not open for business, if there occurs an event which might materially affect the net asset value of the Trust's redeemable shares.

      The manner of  determination of the net asset value is briefly as follows:
Securities traded on a U.S. national or other foreign securities exchange are valued at the last sale price on the primary exchange on which they are listed, of if there has been no sale that day, at the current bid price. Other U.S. and foreign securities for which market quotations are readily available are valued at the known current bid price believed most nearly to represent current market value. Other securities (including limited traded securities) and all other assets of the Trust are valued at fair market value as determined in good faith by the Trustees of the Trust. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding.

      Each day investment securities traded on a national securities exchange are valued at the noon sales price; securities traded in the over-the-counter market are valued at the last sale price as of 12:00 Noon. Gold bullion is valued at noon based on the New York spot gold price. Gold coins, foreign currencies, and foreign denominated securities for which market quotations are readily available are valued at the known bid price as of 12:00 Noon. Temporary cash investments are stated at cost. In the absence of a reliable market for a particular metal, security or currency, an investment therein will be valued at fair value as determined in good faith by the Trustees.


                       DISTRIBUTION OF SHARES

      Rule 12-b-1 under the Investment Company Act of 1940 ("Rule 12b-1") permits investment companies to use their assets to bear expenses of distributing their shares if they comply with various conditions, including adoption of a distribution plan containing certain provisions set forth in the rule. On December 16, 1994, such a Plan was approved by the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Trustees"). The Plan is of the type sometimes called a compensation plan.

             The Plan is currently not in effect, and will not be implemented unless and until reapproved by the Trust's shareholders and Board of Trustees. Accordingly, for the year ended December 31, 1997, the Trust paid no fees under the Plan to the Distributor.

      In connection with the Plan, Trust shares are offered for sale at net asset value, and the Trust may pay the Distributor a commission equal to up to 5% of the price paid to the Trust for each sale, all or any part of which may be re-allowed by the Distributor to others (dealers) making such sales. To the extent that the distribution fee is not paid to such dealers, the Distributor may use such fee for its expenses of Distribution of Trust shares. If such fee exceeds its expenses, the Distributor may realize a profit from these arrangements. The Plan provides for an aggregate limit on the amount of all payments pursuant to the Plan equal to .75 of 1% of the Trust's average daily net assets for any fiscal year. If, so long as the Plan is in effect, the Distributor's re-allowances to dealers and other expenses exceed the .75 of 1% limit in any particular year, it could collect in any future year such amounts (which do not include interest or other carrying charges) up to any amount by which amounts paid to it under the Plan in that year are less than the applicable limit for the prior year. In such a case it might receive amounts in excess of its then current expenses.

      Whether any expenditure under the Plan is subject to a state expense limit will depend upon the nature of the expenditure and the terms of the state law, regulation or order imposing the limit. Any expenditure subject to such a limit will be included in the Trust's total operating expenses for purposes of determining compliance with the expense limit.

      The Plan may be terminated at any time by vote of the Rule 12b-1. Trustees, or by vote of a majority of the outstanding voting shares of the Trust. Any change in the Plan that would materially increase the distribution expenses of the Trust provided for in the Plan requires shareholder approval; otherwise, the Plan may be amended by the Trustees, including the Rule 12b-1 Trustees.

      If and when the Plan is in effect, the selection and nomination of candidates for Independent Trustees must be committed to the discretion of the Independent Trustees.

      The total amounts paid by the Trust under the foregoing arrangements may not currently exceed the maximum limit specified above, and the amounts and purposes of expenditures under the Plan must be reported to the Rule 12b-1 Trustees quarterly. The Rule 12-b1 Trustees may require or approve changes in the implementation or operation of the Plan, and may also require that total expenditures by the Trust under the Plan be kept within limits lower than the maximum amount currently permitted under the Plan as stated above.

      If the limit on expenditures is reached at any given time, the Distributor intends, although it is not obligated to do so, to continue to offer shares of the Trust and to continue to pay others re-allowances and maintenance fees. In such an event, the Distributor intends that it will seek payment from the Trust in the amount of its commissions (including re-allowances) and maintenance fees at such times when the expenditures limit has not otherwise been reached. The Trust will have no contractual obligation to pay any portion of such amounts to the Distributor, and the amount, if any, and the time and conditions under which the Trust might make such payment as requested by the Distributor will be solely within the discretion of the 12b-1 Trustees.



                 Contingent Deferred Sales Charge

      In conjunction with, but not as part of, the Plan, a contingent deferred sales charge may be imposed upon certain redemptions of shares purchased after inception of the plan. The charge in respect of such redemptions made during the first four calendar years following purchase of the shares is as follows: 4% in the year of purchase; 3% in the second year; 2% in the third year; and 1% in the fourth year. These charges are not received by the Distributor and will not reduce amounts paid to the Distributor under the Plan.


                       HOW TO PURCHASE SHARES

      Shares of the Trust may be purchased from the Distributor, 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612. There is no sales charge or commission payable by the investor with respect to the purchase of shares. For new shareholders initiating accounts, the minimum investment is $500, except for exchanges of securities for Trust shares, where the minimum is $5,000 (see "How to Exchange Securities for Trust Shares" in the Prospectus). There is no minimum for shareholders making additional investments to existing accounts.

      An application for use in making an initial investment in the Trust appears in the back of the Trust's Prospectus. The applicable price will be the net asset value next determined after the order is received by the Distributor. (See "Determination of Net Asset Value".)

      The Distributor sells shares to the public as agent for the trust and is the sole principal underwriter for the Trust under a Distributor's Contract dated November 23, 1994. The contract automatically terminates upon assignment (which includes the transfer of a controlling block of the stock of the Distributor) by either party. The contract also provides that it will continue for two years from its date and thereafter its continuation from year to year will require approval by a majority of the Trust's shares or by the Board of Trustees and, in addition to such approval, the approval, by vote cast in person, at a meeting called for the purpose, by a majority of the Independent Trustees. Under the contract, the Distributor pays expenses of sales literature, including copies of any prospectus of the Trust delivered to investors, and the Trust pays for its registration and registration of its shares under the Federal Securities and Investment Company Acts and state securities acts and other expenses in which it has a direct interest.

      For the years ended December 31, 1997, December 31, 1996 and December 31, 1995, the Distributor received no sales commission from the Trust.


            REDEMPTION, EXCHANGE AND REPURCHASE OF SHARES

      Any shareholder will be able to require the Trust to redeem his shares. In addition, the Trust will maintain a continuous offer to repurchase its shares. If a shareholder uses the services of a broker in selling his shares in the over-the-counter market, the broker may charge a reasonable fee for his services. Redemptions, exchanges and repurchases will be made in the following manner:

      1. Certificates for shares of the Trust may be mailed or presented, duly endorsed, with signatures guaranteed in the manner described below, with a written request that the Trust redeem the shares, to the Trust's transfer agent, Anchor Investment Management Corporation, 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612 or to the Trust. If no certificate has been issued and shares are held in an Open Account with the Trust's transfer agent, a written request that the Trust redeem such shares, accompanied by a separate assignment form (stock power), duly endorsed, with signatures guaranteed in the manner described below, may be mailed to presented as described above. The redemption price will be the net asset value next determined after the certificates and request are received.

      2. A request for repurchase may be communicated to the Trust by a shareholder through a broker. The repurchase price will be the net asset value next determined after the request is received by the Trust, provided that, if the broker receives the request before noon and transmits it to the Trust before 1:00 p.m. Eastern Time the same day, the repurchase price will be the net asset value determined as of 12:00 Noon Eastern Time that day. If the broker receives the request after noon, the repurchase price will be the net asset value determined as of 12:00 Noon Eastern Time the following day. If an investor uses the services of a broker in having his shares repurchased, the broker may charge a reasonable fee for his services.

     Payment for shares redeemed or repurchased will be delivered within seven days after receipt of the shares, and/or required documents, duly endorsed. The signature(s) on the certificate or separate assignment form must be guaranteed by a commercial bank or trust company or by a member of the New York, American, Pacific Coast, Boston or Chicago Stock Exchange. A signature guarantee by a savings bank and loan association or notarization by a notary public is not acceptable.

      In order to insure proper authorization the transfer agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states from selling estates before redeeming shares.

      Under unusual circumstances, when the Board of Trustees deems it in the best interest of the Trust's shareholders, the Trust may make payment for shares repurchased or redeemed in whole or in part in securities or other assets of the Trust taken at current values. Such payments are permitted pursuant to Rule 18f-1 of the Investment Company Act of 1940, provided that the Trust does not make an election with the Commission that would irrevocably preclude such payments in kind. The Trust does not presently intend to make such an election. Such an election would require the Trust to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Trust's net assets at the beginning of each ninety day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

      The right of redemption may be suspended or the payment date postponed when the New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission; for any period when an emergency as defined by rules of the Commission exists; or during any period when the Commission has, by order, permitted such suspension. In case of a suspension of the right of redemption, a shareholder who has tendered a certificate for redemption or made a request for redemption through a broker may withdraw his request or certificate or he will receive payment of the net asset value determined next after the suspension has been terminated.

      A shareholder may receive more or less than he paid for his shares, depending on the net asset value of the shares at the time of redemption or repurchase.


                            DISTRIBUTIONS

      The Trust distributes any income dividends and capital gains distributions in additional shares, or, at the option of the shareholder, in cash. In accordance with his distribution option, a shareholder may elect (1) to receive both dividend and capital gain distributions in additional shares or (2) to receive dividends in cash and capital gain distributions in additional shares or
(3) to receive both dividends and capital gain distributions in cash. A shareholder may change his distribution option at any time by notifying the Transfer Agent in writing. To be effective with respect to a particular dividend or distribution, the new distribution option must be received by the Transfer Agent at least 30 days prior to the close of the fiscal year. All accounts with a cash dividend option will be changed to reinvest both dividends and capital gains automatically upon determination by the Trust's transfer agent that the address of record for the account is not current.

      Dividends and capital gain distributions received in shares will be received by the Trust's transfer agent, as agent for the shareholder, and credited to his Open Account in full and fractional shares computed at the record date closing net asset value.

      Interest and dividends, and possible other amounts received by the Trust in respect of foreign investments, may be subject to withholding and other taxes at the source, depending upon the laws of the country in which the investment is made.


                                TAXES

      The Trust intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as subsequently amended or re-enacted. In order to so qualify, the Trust must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities, loans and gains from the sale of securities; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months; (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year;
(iv) maintain at least 50% of the value of its total assets in cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities to the extent that no more than 5% of its assets are invested in the securities of one issuer and it owns no more than 10% of the value of any issuer's voting securities, and (v) have no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Trust controls and which are engaged in the same, similar or related trades and businesses. To the extent the Trust qualifies for treatment as a regulated investment company, the Trust will not be subject to Federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

      Dividends paid by the trust will generally not qualify for the dividends-received deductions for corporations. The Trust will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains.

      The Trust will be subject to a nondeductible 4% exercise tax to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year. In addition, to the extent that the Trust fails to distribute 100% of its ordinary and capital gain net income with respect to any calendar year, the amount of such shortfall is subject to such tax unless distributed with respect to the following calendar year. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by the Trust before December 31 of the year and paid by the Trust before the following February 1. Such distributions will be taxable to taxable shareholders in the year the distributions are declared rather than the year in which the distributions are received.

      The Trust's foreign investments may be subject to foreign withholding taxes. The Trust will be entitled to claim a deduction for such foreign withholding taxes for federal income tax purposes. However, any such taxes will reduce the income available for distribution to shareholders.

      Under the Interest and Dividend Compliance Act of 1983, the Trust will be required to withhold and remit to the U.S. Treasury 20% of the dividends and proceeds of redemptions paid with respect to any shareholder who fails to furnish the Trust with a correct taxpayer identification number, who under-reported dividends or interest income, or who fails to certify that he or she is not subject to such withholding. An individual's tax identification number is his or her social security number.



      If, in any taxable year, the Trust fails to qualify as a regulated investment company, the Trust would be taxed in the same manner as an ordinary corporation and the distributions to its shareholders would not be deductible by the Trust in computing its taxable income. In addition, in the event of such failure to qualify, the Trust's distributions, to the extent derived from the Trust's current or accumulated earnings and profits, would be taxable to its shareholders as ordinary income dividends, even if those dividends might otherwise have been considered distributions of capital gains.


                   PORTFOLIO SECURITY TRANSACTIONS

      Decisions to buy and sell portfolio securities for the Trust are made pursuant to recommendations by the Investment Adviser. The Trust, through the Investment Adviser, seeks to execute portfolio security transactions on the most favorable terms and in the most effective manner possible. In seeking such execution, the Investment Adviser will use its best judgment in evaluating the terms of a transaction and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the markets for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, experience and financial condition of the broker-dealer and the quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the brokerage commission, if any.

      It is expected that on frequent occasions, there will be many broker-dealer firms which will meet the foregoing criteria for a particular transaction. In selecting among such firms, the Trust, through the Investment Adviser, may give consideration to those firms which have sold, or are selling, shares of the Trust. In addition, the Investment Adviser may allocate Trust brokerage business on the basis of brokerage and research services and other information provided by broker-dealer firms, which may involve the payment of reasonable brokerage commissions in excess of those chargeable by other broker-dealer firms for effecting the same transactions. Such "brokerage and research services" may be used for other of the Investment Adviser's advisory accounts and all such services may not be used by the Investment Adviser in managing the Trust. The term "brokerage and research services" includes advice as to the value of the securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends; portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).

      The policy referred to above of considering sales of shares of the Trust as one of the factors in the selection of broker-dealer firms to execute portfolio transactions, subject to the requirement of seeking best execution, is specifically permitted by a rule of the National Association of Securities Dealers, Inc. The rule also provides, however, that no member firm shall favor or disfavor the distribution of shares of any particular fund or group of funds on the basis of brokerage commissions received or expected by such firm from any source.

      The Trust and one or more of the other investment companies or accounts for which the Investment Adviser or its affiliates render investment advisory services on occasion may simultaneously be engaged in the purchase or sale of the same security. In such event the transactions in such security normally will be averaged as to price and allocated as to amount among the several clients or accounts in a manner deemed equitable to all. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Trust is concerned. In other cases, however, it is believed that the ability to participate in volume transactions will produce better executions for the Trust.

      To the extent consistent with the policy of seeking best price and execution, a portion of the Trust's portfolio transactions may be executed through the Distributor, Meeschaert & Co., Inc., which is an affiliate of the Investment Adviser. In the event that this occurs, it will be on the basis of what management believes to be current information as to rates which are generally competitive with the rates available from other responsible brokers and the lowest rates, if any, currently offered by the Distributor.

  During 1997, 1996, and 1995, commissions paid to broker-dealers by the Trust were $9,315, $10,228, and $19,248, respectively. During 1997, 1996, and 1995, brokerage commissions of $7,815, $4,078, and $4,015, respectively, were paid by the Trust to Meeschaert & Co., Inc. For the year ended December 31, 1997, the percentage of total commissions paid to Meeschaert & Co., Inc. was 83.9%. During 1997 the Trust's purchases and sales of securities, exclusive of United States government securities and short-term notes, amounted to $3,064,454 and $781,849, respectively. 89.3% of such purchases and sales involved the payment of commissions with respect to transactions effected through Meeschaert & Co., Inc.

  The portfolio turnover rates for 1997, 1996, and 1995 were 9%, 20%, and 33%, respectively.



                      MISCELLANEOUS INFORMATION

        Custodian, Transfer Agent and Dividend-Paying Agent

      All securities, cash and other assets of the Trust are received, held in custody and delivered or distributed by Investors Bank & Trust Company, Custodian, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, provided that in cases where foreign securities must, as a practical matter, be held abroad, the Trust's custodian bank and the Trust will make appropriate arrangements so that such securities may be legally so held abroad. The Trust's custodian bank does not decide on purchases or sales of portfolio securities or the making of distributions. Anchor Investment Management Corporation, 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612, serves as transfer agent and dividend-paying agent for the Trust.

                  Independent Public Accountants

      For the fiscal year ended December 31, 1997, the Trust employed Livingston & Haynes, P.C., 40 Grove St., Wellesley, Massachusetts 02181, to certify its financial statements and to prepare its federal and state income tax returns.

                      Registration Statement

           This Statement of Additional Information does not contain all the information set forth in the Registration Statement and the exhibits and schedules relating thereto, which the Trust has filed with, and which are available at the Securities and Exchange Commission, Washington, DC., under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, to which reference is hereby made.




                        FINANCIAL STATEMENTS

      The financial statements of the Trust appearing in the Statement of Additional Information have been examined by Livingston and Haynes, P.C., independent accountants, as set forth in their report, and are included in reliance upon such reports given on the authority of said firm as experts in accounting and auditing. A copy of the Trust's Annual Report may be obtained without charge by writing Anchor Investment Management Corporation, 579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612, or by calling Anchor Investment Management Corporation at (508) 831-1171.

           Part C.   Other Information.

Item 24.        Financial Statements and Exhibits
(a)             Financial Statements:

                Included in Part A:

                Selected Per Share Data and Ratios for a share outstanding throughout each period ended December 31, for the ten years ended December 31, 1997

                Included in Part B:

                Report of Independent Public Accountants*
                Statement of Assets and  Liabilities  December 31,1997*
                Statement  of   Operations   for  the  year  ended
                  December 31, 1997*
                Statement  of  Changes in Net Assets for the years
                  ended December 31, 1997 and December 31, 1996*
                Schedule of Investments, December 31, 1997*
                Notes to Financial Statements*

                *  Included  in  Registrant's   annual  report  to
                   shareholders for December 31, 1997
                   a copy of which is included as Exhibit 12 and incorporated herein by reference thereto.

(b)             Exhibits:

Exhibit 11.  Consent of Independent Public Accountants.

Exhibit 12.  Trust's Annual Reports to Shareholders,  December 31, 1997.


Exhibit 17.  Power of Attorney, dated April 19, 1998 and Certified Resoulutions.

Exhibit 27.  Financial Data Schedule.


Item 25. Persons controlled by or under common Control with Registrant.

(a)    No person controls the Registrant.

(b) The following table sets forth the name, address and percentage of ownership at March 31, 1998, of each person who then owned of record 5% or more of any class of the Registrant's outstanding shares:

              Name:                Address:    Percentage Ownership:
        Bank of New York          PO Box 1066         99.72%
                               Wall Street Station
                               New York, NY 10268


 At March 31, 1998, officers and Trustees of the Registrant as a group owned less than 1% of the outstanding Common shares.

Item 26. Number of Holders of Securities.

       The number of holders of record of securities of the Registrant as of March 31, 1997 is as follows:

              Title of Class:Number of Holders of Record:
               Common Shares              6
              Class A Shares              0

Item 27. Indemnification.

       No  amendment. The information was filed in Item 27 of Amendment No. 1

Item 28. Business and Other connections of Investment Advisor.

       The information in the Statement of Additional Information under the caption of "Management-Investment Adviser" is hereby incorporated herein by this reference thereto.

Item 29. Principal Underwriters.

       (a) The Distributor currently acts as distributor for the following investment companies:

           Anchor Capital Accumulation Trust
           S.E.C. file # 811-00972

           Anchor International Bond Trust
           S.E.C. file # 811-4644

           Anchor Strategic Assets Trust
           S.E.C. file # 811-5963

       (b) See the answer to Item 21 of Part B, which is herein incorporated by this reference thereto.

Item 30. Location of Accounts and Records.

       Persons maintaining physical possession of accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder include Registrant's Secretary, David W.C. Putnam; Registrant's Investment Advisor, Anchor Investment Management Corporation; and Registrant's custodian, Investors Bank & Trust company. The address of the Secretary is 10 Langley Road, Suite 400, Newton Centre, Massachusetts 02159; the address of the investment adviser and the transfer agent and dividend paying agent is 579 Pleasant St., Ste 4, Paxton, Massachusetts 01612; and the address of the custodian is Financial Product Services, 200 Clarendon St, Boston, Massachusetts 02116.

Item 31. Management Services.

         Not applicable.

Item 32. Undertakings.

(a)    Not applicable.

(b)    Not applicable.

(c) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and, in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                            SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Paxton and the Commonwealth of Massachusetts on the 19th day of April, 1998.

                        ANCHOR   RESOURCE   AND   COMMODITY TRUST


                               By:DAVID Y. WILLIAMS
                                  David Y. Williams, President

     Pursuant  to  the  Securities   Act  of  1933,   this  Amendment  to  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature               Title                       Date

DAVID W.C. PUTNAM      Chairman and Trustee         April 19, 1998
David W. C. Putnam


J. STEPHEN PUTANM       Treasurer (Principle        April 19, 1998
J. Stephen Putnam       Financial Officer)


MAURICE A. DONAHUE      Trustee                     April 19, 1998
Maurice A. Donahue


SPENCER H. LEMENAGER    Secretary and Trustee       April 19, 1998
Spencer H. LeMenager


DAVID Y. WILLIAMS       President and Trustee       April 19, 1998
David Y. Williams


*By: PETER K. BLUME                                 April 19, 1998
    -----------------
    Peter K. Blume
    Attorney-in-Fact

                 SECURITIES AND EXCHANGE COMMISSION

                        Washington D.C. 20549


                              FORM N-1A


       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No.


                   Post-Effective Amendment No. 4


                  REGISTRATION STATEMENT UNDER THE
                   INVESTMENT COMPANY ACT OF 1940


                           Amendment No. 5


              ----------------------------------------

                 ANCHOR RESOURCE AND COMMODITY TRUST
              ----------------------------------------

                              EXHIBITS

                        INDEX TO EXHIBITS

    Exhibit Number    Description of Exhibit

          (1)         Restated Declaration of Trust, as
                      amended.  (Previously filed as Exhibit 1
                      to Amendment No. 1)

          (2)         By-Laws of the Registrant, as amended.
                      (Previously filed as Exhibit 2 to
                      Amendment No. 1)

          (3)         Not applicable.

          (4)         Specimen Certificates representing Common
                      Shares and Class A Common Shares of
                      Beneficial Interest of the Registrant.
                      (Previously filed as Exhibit 4 to
                      Amendment No. 1)

          (5)         Investment Advisory Agreement between the
                      Registrant and Anchor Investment
                      Management Corporation. (Previously filed as Exhibit 5 to Amendment No. 2)

          (6)         Distributor's Contract between the
                      Registrant and Meeschaert & Co., Inc.
                      (Previously filed as Exhibit 6 to
                      Amendment No. 2)

          (7)         Not applicable.

          (8) Custodian Agreement between the Registrant and Investors Bank & Trust Company.
                      (Previously filed as Exhibit 8 to
                      Amendment No. 1)

          (9)         Transfer Agency and Service Agreement
                      between the Registrant and Anchor
                      Investment Management Corporation.
                      (Previously filed as Exhibit 9 to
                      Amendment No. 1)

         (10)         Opinion and Consent of Counsel.
                      (Previously filed as Exhibit 10 to
                       Amendment No. 1)


         (11) P.45    Consent of Independent Public Accountants.

         (12) P.46    Trust's Annual Report to Shareholders,
                      December 31, 1997.


         (13)         Not applicable.

         (14)         Not applicable.

         (15)         Distribution Plan of the Registrant.
                      (Previously filed as Exhibit 15 to
                      Amendment No. 1)

         (16)         Not applicable.


         (17) P.59    Power of Attorney, dated April 19, 1998
                      and Certified Resolutions.

         (27) P.61    Financial Data Schedule.